UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

Fidelity®

California
Municipal Income
Fund

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.79%
Actual		$ 1,000.00	$ 1,046.70	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class T	.71%
Actual		$ 1,000.00	$ 1,046.20	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62
Class B	1.36%
Actual		$ 1,000.00	$ 1,043.80	$ 7.01
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.92
Class C	1.53%
Actual		$ 1,000.00	$ 1,042.90	$ 7.88
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,047.70	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,047.90	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	48.3	49.0
Health Care	12.6	13.9
Special Tax	9.8	8.9
Transportation	8.2	8.3
Escrowed/Pre-Refunded	4.8	3.8
Weighted Average Maturity as of August 31, 2014
		6 months ago
Years	6.4	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	6.8	7.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
AAA 1.8%	AAA 2.0%
AA,A 82.4%	AA,A 76.8%
BBB 7.6%	BBB 15.2%
BB and Below 2.4%	BB and Below 1.3%
Not Rated 2.5%	Not Rated 2.2%
Short-Term Investments and Net Other Assets 3.3%	Short-Term Investments and Net Other Assets 2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount (000s)	Value (000s)
California - 96.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16 (Pre-Refunded to 8/1/15 @ 102)	$ 380	$ 403
5% 8/1/18 (Pre-Refunded to 8/1/15 @ 102)	330	351
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 102)	555	590
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,503
Series 2012 A:
5% 8/1/24	1,050	1,225
5% 8/1/25	1,245	1,442
5% 8/1/27	300	343
5% 8/1/28	400	455
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,421
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,811
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
0% 10/1/19	8,550	7,671
5.3% 10/1/23 (AMBAC Insured)	935	1,003
5.4% 10/1/24 (AMBAC Insured)	4,585	4,917
5.45% 10/1/25 (AMBAC Insured)	5,160	5,538
Series 2013 A:
5% 10/1/24	7,750	9,245
5% 10/1/25	5,245	6,215
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,951
5% 12/1/20 (AMBAC Insured)	2,810	3,082
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,216
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	1,963
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,188
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,159
0% 9/1/22 (FSA Insured)	5,150	4,040
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,414
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,167
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,724
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,651
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (c)	1,000	1,012
1.875%, tender 4/1/19 (c)	6,250	6,386
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,500	6,673
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,813
5% 6/1/25	4,355	5,097
5% 6/1/27	2,755	3,189
5% 6/1/28	3,045	3,501
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,302
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,419
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,271
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,014
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	934
0% 8/1/18 (AMBAC Insured)	2,000	1,808
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,920
Series AI, 5% 12/1/25	2,700	3,213
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,052
5% 7/1/22	3,800	4,129
5.25% 7/1/21	20,610	24,554
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,125
6% 3/1/38	1,000	1,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,240
Series 2010 A, 5% 10/1/25	5,860	6,495
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,150
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,003
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,495
Series 2009, 5% 1/1/39	2,700	2,947
5% 2/1/16	1,270	1,323
5% 2/1/16 (Escrowed to Maturity)	330	353
5% 2/1/17	790	844
5% 2/1/17 (Escrowed to Maturity)	210	233
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	934
4% 9/1/21	1,000	1,073
4% 9/1/22	740	785
4% 9/1/23	1,080	1,137
4% 9/1/24	1,125	1,185
5% 9/1/19	400	460
5% 9/1/39	5,000	5,254
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	121
5.75% 5/1/30	90	90
4.5% 8/1/30	3,250	3,469
5% 3/1/16 (Pre-Refunded to 9/1/14 @ 100)	2,500	2,500
5% 9/1/17	750	802
5% 3/1/19	3,000	3,459
5% 9/1/21	1,000	1,217
5% 2/1/22	9,400	11,441
5% 8/1/22	1,500	1,655
5% 10/1/22	1,355	1,603
5% 11/1/22	1,600	1,816
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,178
5% 12/1/22	3,500	3,985
5% 3/1/26	2,800	2,981
5% 6/1/26	2,600	2,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 6/1/31	$ 2,000	$ 2,064
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/14	140	141
5.25% 10/1/17	105	105
5.25% 9/1/23	7,200	8,772
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,045
5.25% 3/1/38	11,375	12,479
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	9,005
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,958
5.5% 11/1/39	1,810	2,093
6% 4/1/18	1,570	1,860
6% 3/1/33	20,050	24,773
6% 4/1/38	1,190	1,418
6.5% 4/1/33	11,650	14,344
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	1,060	1,099
Series 2008 L, 5.125% 7/1/22	1,585	1,643
Series 2009 E, 5.625% 7/1/25	11,000	12,398
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	1,485	1,499
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,886
5% 11/15/23	2,000	2,292
5% 11/15/24	4,500	5,018
5% 11/15/34	3,150	3,303
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,264
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,283
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	111
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	6,048
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	$ 4,600	$ 5,370
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,706
Series 2008 A3, 5.5% 11/15/40	3,090	3,589
Series 2011 A, 5% 3/1/20	3,250	3,855
Series 2011 D:
5% 8/15/22	900	1,081
5% 8/15/23	700	836
5% 8/15/24	1,250	1,486
5% 8/15/25	2,000	2,355
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,037
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,180
5% 12/1/32	1,000	1,078
5% 12/1/42	3,000	3,157
Series 2005, 5% 10/1/33 (Pre-Refunded to 10/1/14 @ 100)	7,235	7,262
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,288
5.25% 2/1/37	2,500	2,553
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	341
5% 7/1/20	500	566
5.125% 7/1/23	1,150	1,245
5.75% 7/1/40	5,155	5,512
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,164
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (d)	1,920	1,928
Bonds (Waste Mgmt., Inc. Proj.):
Series 2002 C, 3.25%, tender 6/3/24 (c)(d)	7,500	7,569
Series 2003 A, 0.7%, tender 5/1/15 (c)(d)	9,000	9,006
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5.25% 6/1/24	5,400	5,577
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Butterfield State Office Complex Proj.) Series 2005 A: - continued
5.25% 6/1/25	$ 5,000	$ 5,163
5.25% 6/1/30	4,000	4,087
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	1,825	1,983
5% 11/1/21	2,020	2,192
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,819
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,017
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	8,104
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,592
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,194
Series 2011 C:
5% 10/1/27	9,530	10,986
5.25% 10/1/24	4,170	5,060
5.25% 10/1/25	2,875	3,467
5.75% 10/1/31	4,000	4,769
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	440	445
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220	223
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	1,945	1,969
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	1,160	1,167
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,991
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,938
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,172
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,677
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	$ 5,900	$ 6,904
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,924
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,508
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,875
(Univ. of California Research Proj.) Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,648
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	3,201
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	2,040
5% 9/1/24	1,865	2,238
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,181
5% 4/1/25	5,300	6,209
Series 2012 G, 5% 11/1/25	2,500	2,946
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,584
5% 12/1/23	2,800	3,318
Series 2009 G1, 5.75% 10/1/30	1,800	2,098
Series 2009 I:
5.5% 11/1/23	1,535	1,826
6.125% 11/1/29	1,200	1,443
6.25% 11/1/21	2,000	2,455
6.375% 11/1/34	3,000	3,595
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,366
5.75% 11/1/28	6,525	7,726
6% 11/1/40	7,240	8,557
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,100	5,366
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,395
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	1,991
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	136
5% 8/15/19	50	57
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Enloe Health Sys. Proj.) Series 2008 B: - continued
5.75% 8/15/38	$ 3,000	$ 3,359
6.25% 8/15/33	2,500	2,874
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,394
Series 2007 A:
4.75% 4/1/33	2,000	2,056
5% 4/1/31	4,900	5,181
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	10,274
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,963
Series 2005 A:
5% 7/1/39	3,515	3,320
5.25% 7/1/24	6,300	6,079
5.25% 7/1/30	13,320	12,774
Series 2005 H, 5.25% 7/1/25	5,065	4,879
5.375% 6/1/26	2,520	2,899
6% 6/1/33	3,020	3,535
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	998
0% 5/1/16	1,365	1,352
0% 5/1/17	1,155	1,125
0% 5/1/18	1,335	1,274
0% 5/1/19	1,000	928
0% 5/1/34 (a)	5,300	4,786
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,690
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,121
5% 11/1/25 (AMBAC Insured)	3,820	4,269
5% 11/1/33 (AMBAC Insured)	5,000	5,505
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,752
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,316
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Pre-Refunded to 2/1/15 @ 100)	1,200	1,225
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	$ 1,500	$ 1,797
5% 3/1/24	2,000	2,360
5% 3/1/25	2,000	2,353
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	720
5% 9/1/28	1,250	1,371
5% 9/1/32	1,125	1,222
5% 9/1/35	585	623
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,645
5% 8/1/25 (FSA Insured)	1,435	1,596
5% 8/1/26 (FSA Insured)	2,000	2,219
5% 8/1/27 (FSA Insured)	1,785	1,974
5% 8/1/31 (FSA Insured)	5,000	5,454
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,856
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,724
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,007
Cupertino California Union School District 5% 8/1/19	1,120	1,332
Davis Spl. Tax Rev. Series 2007:
5% 9/1/14 (AMBAC Insured)	690	690
5% 9/1/15 (AMBAC Insured)	725	743
5% 9/1/18 (AMBAC Insured)	835	887
5% 9/1/20 (AMBAC Insured)	925	979
5% 9/1/22 (AMBAC Insured)	1,020	1,077
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,336
5% 6/1/28	2,000	2,309
5% 6/1/29	1,650	1,887
5% 6/1/30	2,500	2,839
5% 6/1/31	1,750	1,978
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,273
6% 3/1/20 (FSA Insured)	1,000	1,140
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,542
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,457
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,025	$ 4,805
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,057
0% 10/1/25 (AMBAC Insured)	1,665	1,000
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	851
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,567
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,509
0% 11/1/16 (Escrowed to Maturity)	3,500	3,475
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,557
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,092
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,424
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,971
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,749
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,759
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	10,852
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,067
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	12,125	12,331
5% 6/1/45	2,775	2,822
Series 2007 A1, 5% 6/1/15	1,000	1,032
Series 2013 A, 5% 6/1/30	6,000	6,649
5% 6/1/45 (FSA Insured)	235	239
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,421
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	$ 1,750	$ 1,912
5% 9/2/23	1,000	1,152
5% 9/2/24	825	936
5% 9/2/25	500	556
5% 9/2/26	800	903
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,457
5% 9/1/25	1,700	2,039
5% 9/1/26	1,860	2,204
5% 9/1/27	1,725	2,019
5% 9/1/28	1,000	1,161
5% 9/1/29	1,250	1,442
Series 2013 A:
5% 9/1/24	3,830	4,400
5% 9/1/25	4,085	4,659
5% 9/1/26	4,105	4,648
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,998
5% 8/15/28	1,960	2,207
5% 8/15/29	4,225	4,732
5% 8/15/30	4,555	5,072
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	491
5% 8/1/22	450	542
5% 8/1/23	485	582
5% 8/1/24	1,000	1,193
5% 8/1/26	1,370	1,608
5% 8/1/28	760	879
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	3,290
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,905
Series 2005 A, 5% 12/1/14	4,500	4,537
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,152
5% 8/1/25	1,000	1,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Bond Fin. Auth. Lease Series 2012 A: - continued
5% 8/1/26	$ 1,000	$ 1,136
5% 8/1/27	1,000	1,128
5% 8/1/28	1,000	1,123
5% 8/1/29	1,000	1,115
5% 8/1/30	1,000	1,106
5% 8/1/31	1,000	1,098
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,405
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	368
0% 6/1/28 (FSA Insured)	2,995	1,731
0% 6/1/31 (Escrowed to Maturity)	1,465	906
0% 6/1/31 (FSA Insured)	8,285	4,098
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,202
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,561
Series A, 5.75% 8/1/33	2,800	3,243
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,025	12,094
Series 2009 A, 5.5% 8/1/29	1,000	1,180
Series 2010 C, 5.25% 8/1/39	1,300	1,497
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,916
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,373
5% 3/1/23	1,600	1,900
(Disney Parking Proj.):
0% 3/1/18	3,000	2,844
0% 3/1/19	3,200	2,922
0% 3/1/20	1,000	866
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,594
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,462
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,045
5.375% 9/1/17 (FSA Insured)	1,095	1,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B: - continued
5.375% 9/1/18 (FSA Insured)	$ 1,155	$ 1,155
5.375% 9/1/19 (FSA Insured)	1,210	1,210
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,075
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,285
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,513
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (Pre-Refunded to 7/1/15 @ 100)	2,800	2,913
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	6,785	7,780
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,117
Series 2012 C, 5% 3/1/26	3,000	3,441
Los Angeles Unified School District:
Series 2007 A1, 4.5% 1/1/28	6,900	7,502
Series 2011 A1, 5% 7/1/21	7,110	8,662
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,728
Series 2012 B, 5% 6/1/28	4,800	5,607
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,190	1,402
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,791
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	531
5% 7/1/39	4,095	4,293
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,675
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	874
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,623
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Elementary School District, Stanislaus County Series A: - continued
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,800	$ 1,914
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,646
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,679
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,098
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,472
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,096
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	1,013
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	4,021
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	878
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,814
5% 9/1/25	1,000	1,075
5% 9/1/26	1,155	1,232
Murrieta Valley Unified School District Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,218
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,445
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,832
12% 8/1/17 (FSA Insured)	1,000	1,319
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,800
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,075
5% 9/1/17 (AMBAC Insured)	2,735	3,013
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,982
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,531
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,440
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig.: - continued
Series 2012, 5% 1/15/25	$ 3,460	$ 3,940
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,134
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23	2,810	3,326
6.5% 8/1/24	1,220	1,437
Series 2013:
6.25% 8/1/30	1,500	1,793
6.625% 8/1/38	5,000	6,026
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,435
5% 2/1/23	5,000	5,786
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,497
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,741
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,747
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	838
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	10,992
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,129
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,430
Series 2011 O, 5% 5/1/22 (d)	4,500	5,252
Series 2012 P:
5% 5/1/22 (d)	2,500	2,973
5% 5/1/24 (d)	2,820	3,277
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	6,221
Series 2011, 0% 8/1/46	10,150	2,400
Series B:
0% 8/1/33	4,840	2,239
0% 8/1/35	9,000	3,690
0% 8/1/37	6,325	2,334
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District: - continued
Series B: - continued
0% 8/1/38	$ 20,710	$ 7,265
0% 8/1/40	5,000	1,571
0% 8/1/41	5,000	1,498
Poway Unified School District Pub. Fing. 5% 9/15/26	940	1,043
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	6,685	6,677
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,100
5% 9/1/26 (FSA Insured)	1,350	1,610
5% 9/1/27 (FSA Insured)	1,700	2,011
5% 9/1/28 (FSA Insured)	1,700	1,993
5% 9/1/29 (FSA Insured)	1,850	2,150
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,820	3,941
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,137
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,023
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,128
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,849
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,822
5.75% 6/1/48	5,000	5,605
Series 2013 B:
0% 6/1/41	5,000	1,160
0% 6/1/42	6,000	1,314
0% 6/1/43	6,500	1,344
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	2,012
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,696
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,731
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,566
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,132
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,097
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Roseville City School District Series 2002 A: - continued
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,940	$ 1,094
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,254
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,609
Series A, 0% 12/1/26 (FGIC Insured)	6,000	3,629
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	3,291
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,883
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	2,981
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,235
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,175
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,269
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,318
5% 8/1/24 (FSA Insured)	1,250	1,486
5% 8/1/25 (FSA Insured)	2,000	2,359
5% 8/1/27 (FSA Insured)	2,000	2,324
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,983
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,288
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,896
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,107
5% 11/15/17 (AMBAC Insured)	2,000	2,106
5% 11/15/18 (AMBAC Insured)	2,000	2,099
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (d)	1,400	1,519
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,673
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,115
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,210
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District: - continued
Series 2008 C:
0% 7/1/37	$ 1,300	$ 482
0% 7/1/40	15,985	5,117
0% 7/1/42	16,185	4,717
0% 7/1/46	13,500	3,215
0% 7/1/47	4,000	905
Series 2008 E, 0% 7/1/47 (a)	8,700	4,014
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,005
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,519
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,971
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,117
6.625% 8/1/39	1,000	1,129
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	951
5% 8/1/19	1,115	1,285
5% 8/1/21	800	917
5% 8/1/23	1,000	1,145
5% 8/1/24	750	853
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,357
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,119
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	4,018
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,916
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	6,367
5.5% 1/15/28	1,060	1,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 4,982
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	3,093
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,138
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,183
5% 6/1/26	3,000	3,554
5% 6/1/33	9,035	10,311
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,303
5% 3/1/24 (AMBAC Insured) (d)	9,690	10,291
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,252
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,291
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,985
San Marcos Unified School District Series 2010 A, 5% 8/1/38	5,000	5,511
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,870
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,079
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,569
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,079
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,035
San Mateo-Foster City School District:
5% 8/15/22 (b)	7,755	9,126
5% 8/1/23 (b)	8,100	9,579
San Pablo Calif Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	982
5% 6/15/26 (FSA Insured)	860	1,014
5% 6/15/27 (FSA Insured)	1,770	2,066
5% 6/15/28 (FSA Insured)	1,865	2,164
5% 6/15/29 (FSA Insured)	1,780	2,050
5% 6/15/30 (FSA Insured)	1,150	1,319
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Pablo Calif Redev. Agcy. Series 2014 A: - continued
5% 6/15/31 (FSA Insured)	$ 1,000	$ 1,142
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,406
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,089
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,620
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,566
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,545
0% 9/1/22 (AMBAC Insured)	2,900	2,352
0% 9/1/25 (AMBAC Insured)	6,800	4,818
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	623
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,901
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,789
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,137
5% 8/15/26	1,975	2,207
5% 8/15/27	700	778
5% 8/15/28	1,000	1,101
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,495
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,474
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	355
5% 8/1/25 (FSA Insured)	750	878
5% 8/1/27 (FSA Insured)	265	304
5% 8/1/28 (FSA Insured)	510	581
5% 8/1/38 (FSA Insured)	2,500	2,726
5% 8/1/42 (FSA Insured)	4,650	5,047
5% 7/1/23 (FSA Insured)	1,270	1,477
5% 7/1/24 (FSA Insured)	1,350	1,552
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Stockton Unified School District Gen. Oblig.: - continued
5% 7/1/25 (FSA Insured)	$ 1,060	$ 1,208
5% 7/1/26 (FSA Insured)	1,110	1,253
5% 7/1/27 (FSA Insured)	1,065	1,191
5% 1/1/29 (FSA Insured)	600	665
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,603
5% 9/1/21	4,705	5,622
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	6,030
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,356
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,786
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,721
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34 (Pre-Refunded to 10/15/14 @ 100)	5,400	5,432
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,144
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	955
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,517
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,473
4% 5/15/20	615	700
5% 5/15/19	2,830	3,324
Series 2013 J, 5% 5/15/48	7,300	8,051
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,607
Series 2009 O, 5.75% 5/15/34	9,900	11,629
Val Verde Unified School District Ctfs. of Prtn. 5% 1/1/35 (FGIC Insured)	2,090	2,096
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,925
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,213
5% 11/1/25	1,000	1,203
5% 11/1/26	1,000	1,192
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,120	$ 2,270
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,510
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,342
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	617
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,470
5.5% 8/1/38	1,500	1,755
5.5% 8/1/40	5,000	5,791
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,274
6.25% 7/1/39	7,015	7,688
Series 2010 A, 5.5% 7/1/38	3,100	3,277
Series A:
5% 7/1/23	1,460	1,539
5% 7/1/25	1,665	1,741
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,691
Series 2012, 5% 8/1/32	8,265	9,346
Series 2014 A:
5% 8/1/23	365	441
5% 8/1/24	2,195	2,650
5% 8/1/25	2,555	3,058
5% 8/1/26	2,550	3,025
5% 8/1/27	1,150	1,353
5% 8/1/28	1,000	1,164
5% 8/1/29	1,675	1,934
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,889
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,384
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,631
		1,774,559
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	$ 355	$ 356
5.875% 10/1/18	1,565	1,709
		2,065
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,620
Series 2009 B, 5% 10/1/25	1,500	1,642
Series A, 5.25% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,255	1,260
		4,522
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $1,632,179)	1,781,146
NET OTHER ASSETS (LIABILITIES) - 3.3%	60,296
NET ASSETS - 100%	$ 1,841,442
Security Type Abbreviations
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	48.3%
Health Care	12.6%
Special Tax	9.8%
Transportation	8.2%
Others* (Individually Less Than 5%)	21.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,632,179)		$ 1,781,146
Cash		63,481
Receivable for fund shares sold		599
Interest receivable		18,466
Other receivables		6
Total assets		1,863,698

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 18,565
Payable for fund shares redeemed	617
Distributions payable	2,051
Accrued management fee	549
Distribution and service plan fees payable	27
Other affiliated payables	415
Other payables and accrued expenses	32
Total liabilities		22,256

Net Assets		$ 1,841,442
Net Assets consist of:
Paid in capital		$ 1,712,722
Undistributed net investment income		1,359
Accumulated undistributed net realized gain (loss) on investments		(21,606)
Net unrealized appreciation (depreciation) on investments		148,967
Net Assets		$ 1,841,442

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,726 ÷ 2,671.55 shares)	$ 13.00

Maximum offering price per share (100/96.00 of $13.00)	$ 13.54
Class T: Net Asset Value and redemption price per share ($6,184 ÷ 474.54 shares)	$ 13.03

Maximum offering price per share (100/96.00 of $13.03)	$ 13.57
Class B: Net Asset Value and offering price per share ($680 ÷ 52.36 shares)A	$ 12.99

Class C: Net Asset Value and offering price per share ($21,519 ÷ 1,658.35 shares)A	$ 12.98

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,744,162 ÷ 134,375.41 shares)	$ 12.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,171 ÷ 2,626.97 shares)	$ 13.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended August 31, 2014 (Unaudited)

Investment Income
Interest		$ 36,290

Expenses
Management fee	$ 3,198
Transfer agent fees	657
Distribution and service plan fees	166
Accounting fees and expenses	164
Custodian fees and expenses	13
Independent trustees' compensation	4
Registration fees	72
Audit	26
Legal	2
Miscellaneous	8
Total expenses before reductions	4,310
Expense reductions	(9)	4,301
Net investment income (loss)		31,989
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,287)
Change in net unrealized appreciation (depreciation) on investment securities		52,281
Net gain (loss)		50,994
Net increase (decrease) in net assets resulting from operations		$ 82,983

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,989	$ 66,576
Net realized gain (loss)	(1,287)	3,765
Change in net unrealized appreciation (depreciation)	52,281	(66,533)
Net increase (decrease) in net assets resulting from operations	82,983	3,808
Distributions to shareholders from net investment income	(32,619)	(66,057)
Share transactions - net increase (decrease)	63,994	(184,912)
Redemption fees	3	20
Total increase (decrease) in net assets	114,361	(247,141)

Net Assets
Beginning of period	1,727,081	1,974,222
End of period (including undistributed net investment income of $1,359 and undistributed net investment income of $1,989, respectively)	$ 1,841,442	$ 1,727,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 13.02	$ 12.69	$ 11.64	$ 11.89	$ 11.40
Income from Investment Operations
Net investment income (loss) E	.211	.437	.436	.464	.470	.472
Net realized and unrealized gain (loss)	.375	(.396)	.324	1.049	(.252)	.486
Total from investment operations	.586	.041	.760	1.513	.218	.958
Distributions from net investment income	(.216)	(.431)	(.428)	(.463)	(.467)	(.468)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- H
Total distributions	(.216)	(.431)	(.430)	(.463)	(.468)	(.468)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.00	$ 12.63	$ 13.02	$ 12.69	$ 11.64	$ 11.89
Total ReturnB, C, D	4.67%	.40%	6.08%	13.26%	1.79%	8.57%
Ratios to Average Net Assets F
Expenses before reductions	.79%A	.77%	.77%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.79%A	.77%	.77%	.76%	.75%	.77%
Expenses net of all reductions	.79%A	.77%	.77%	.76%	.74%	.77%
Net investment income (loss)	3.28% A	3.47%	3.38%	3.82%	3.93%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 34	$ 56	$ 53	$ 40	$ 44
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 13.05	$ 12.72	$ 11.67	$ 11.91	$ 11.42
Income from Investment Operations
Net investment income (loss) E	.217	.442	.440	.463	.473	.477
Net realized and unrealized gain (loss)	.364	(.385)	.323	1.049	(.245)	.486
Total from investment operations	.581	.057	.763	1.512	.228	.963
Distributions from net investment income	(.221)	(.437)	(.432)	(.462)	(.467)	(.473)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- H
Total distributions	(.221)	(.437)	(.433) I	(.462)	(.468)	(.473)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.03	$ 12.67	$ 13.05	$ 12.72	$ 11.67	$ 11.91
Total ReturnB, C, D	4.62%	.53%	6.09%	13.21%	1.87%	8.59%
Ratios to Average Net Assets F
Expenses before reductions	.71%A	.71%	.75%	.78%	.75%	.73%
Expenses net of fee waivers, if any	.71%A	.71%	.75%	.78%	.75%	.73%
Expenses net of all reductions	.70%A	.71%	.74%	.78%	.75%	.73%
Net investment income (loss)	3.36% A	3.52%	3.41%	3.81%	3.93%	4.09%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 6	$ 6	$ 5	$ 4	$ 6
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 13.01	$ 12.68	$ 11.63	$ 11.88	$ 11.39
Income from Investment Operations
Net investment income (loss) E	.175	.360	.358	.388	.395	.397
Net realized and unrealized gain (loss)	.374	(.394)	.325	1.051	(.253)	.488
Total from investment operations	.549	(.034)	.683	1.439	.142	.885
Distributions from net investment income	(.179)	(.356)	(.351)	(.389)	(.391)	(.395)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- H
Total distributions	(.179)	(.356)	(.353)	(.389)	(.392)	(.395)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.99	$ 12.62	$ 13.01	$ 12.68	$ 11.63	$ 11.88
Total ReturnB, C, D	4.38%	(.20)%	5.45%	12.58%	1.15%	7.90%
Ratios to Average Net Assets F
Expenses before reductions	1.36%A	1.37%	1.37%	1.38%	1.38%	1.40%
Expenses net of fee waivers, if any	1.36%A	1.37%	1.37%	1.38%	1.38%	1.40%
Expenses net of all reductions	1.36%A	1.37%	1.37%	1.38%	1.38%	1.40%
Net investment income (loss)	2.71% A	2.87%	2.78%	3.21%	3.29%	3.42%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 2	$ 2	$ 3
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 13.00	$ 12.67	$ 11.62	$ 11.87	$ 11.38
Income from Investment Operations
Net investment income (loss) E	.164	.337	.337	.369	.378	.384
Net realized and unrealized gain (loss)	.374	(.393)	.325	1.051	(.252)	.488
Total from investment operations	.538	(.056)	.662	1.420	.126	.872
Distributions from net investment income	(.168)	(.334)	(.330)	(.370)	(.376)	(.382)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- H
Total distributions	(.168)	(.334)	(.332)	(.370)	(.376) I	(.382)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.98	$ 12.61	$ 13.00	$ 12.67	$ 11.62	$ 11.87
Total ReturnB, C, D	4.29%	(.37)%	5.28%	12.42%	1.02%	7.78%
Ratios to Average Net Assets F
Expenses before reductions	1.53%A	1.54%	1.54%	1.53%	1.51%	1.51%
Expenses net of fee waivers, if any	1.53%A	1.54%	1.54%	1.53%	1.51%	1.51%
Expenses net of all reductions	1.53%A	1.54%	1.53%	1.53%	1.51%	1.51%
Net investment income (loss)	2.54% A	2.70%	2.62%	3.05%	3.16%	3.30%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 24	$ 24	$ 23	$ 17	$ 19
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 13.00	$ 12.67	$ 11.63	$ 11.88	$ 11.38
Income from Investment Operations
Net investment income (loss) D	.232	.473	.475	.499	.504	.506
Net realized and unrealized gain (loss)	.365	(.384)	.325	1.040	(.252)	.497
Total from investment operations	.597	.089	.800	1.539	.252	1.003
Distributions from net investment income	(.237)	(.469)	(.468)	(.499)	(.501)	(.503)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- G
Total distributions	(.237)	(.469)	(.470)	(.499)	(.502)	(.503)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.98	$ 12.62	$ 13.00	$ 12.67	$ 11.63	$ 11.88
Total ReturnB, C	4.77%	.78%	6.41%	13.52%	2.08%	9.00%
Ratios to Average Net Assets E
Expenses before reductions	.46%A	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.46%A	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.46%A	.46%	.46%	.46%	.46%	.47%
Net investment income (loss)	3.61% A	3.77%	3.69%	4.12%	4.21%	4.34%
Supplemental Data
Net assets, end of period (in millions)	$ 1,744	$ 1,629	$ 1,855	$ 1,741	$ 1,456	$ 1,560
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 13.03	$ 12.70	$ 11.65	$ 11.90	$ 11.40
Income from Investment Operations
Net investment income (loss) D	.227	.463	.465	.492	.500	.503
Net realized and unrealized gain (loss)	.374	(.394)	.324	1.049	(.255)	.496
Total from investment operations	.601	.069	.789	1.541	.245	.999
Distributions from net investment income	(.231)	(.459)	(.458)	(.491)	(.495)	(.499)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- G
Total distributions	(.231)	(.459)	(.459) I	(.491)	(.495) H	(.499)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.01	$ 12.64	$ 13.03	$ 12.70	$ 11.65	$ 11.90
Total ReturnB, C	4.79%	.62%	6.31%	13.51%	2.02%	8.94%
Ratios to Average Net Assets E
Expenses before reductions	.55%A	.54%	.54%	.53%	.51%	.51%
Expenses net of fee waivers, if any	.55%A	.54%	.54%	.53%	.51%	.51%
Expenses net of all reductions	.55%A	.54%	.54%	.53%	.51%	.51%
Net investment income (loss)	3.52% A	3.69%	3.61%	4.05%	4.16%	4.31%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 33	$ 33	$ 33	$ 21	$ 62
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

H Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

I Total distributions of $.459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 152,531
Gross unrealized depreciation	(2,484)
Net unrealized appreciation (depreciation) on securities	$ 150,047

Tax cost	$ 1,631,099

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (16,280)
2018	(1,880)
Total capital loss carryforward	$ (18,160)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $90,792 and $45,416, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 44	$ 1
Class T	-%	.25%	8	-
Class B	.65%	.25%	3	2
Class C	.75%	.25%	111	11
			$ 166	$ 14

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	-
Class B*	1
Class C*	2
$ 5

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 26.15
Class T	2.07
Class B	-**	.08
Class C	16.14
California Municipal Income	586.07
Institutional Class	27.16
	$ 657

* Annualized

** Amount represents two hundred seventy seven dollars.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
Class A	$ 593	$ 1,423
Class T	106	193
Class B	10	29
Class C	294	663
California Municipal Income	31,019	62,626
Institutional Class	597	1,123
Total	$ 32,619	$ 66,057

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Class A
Shares sold	385	791	$ 4,928	$ 9,903
Reinvestment of distributions	36	69	456	862
Shares redeemed	(467)	(2,425)	(5,994)	(30,125)
Net increase (decrease)	(46)	(1,565)	$ (610)	$ (19,360)
Class T
Shares sold	25	99	$ 310	$ 1,236
Reinvestment of distributions	6	11	78	137
Shares redeemed	(35)	(65)	(450)	(809)
Net increase (decrease)	(4)	45	$ (62)	$ 564
Class B
Shares sold	-**	-*	$ 1	$ 5
Reinvestment of distributions	-***	1	6	15
Shares redeemed	(13)	(29)	(168)	(363)
Net increase (decrease)	(13)	(28)	$ (161)	$ (343)
Class C
Shares sold	108	528	$ 1,386	$ 6,733
Reinvestment of distributions	16	36	206	451
Shares redeemed	(357)	(522)	(4,551)	(6,504)
Net increase (decrease)	(233)	42	$ (2,959)	$ 680

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
California Municipal Income
Shares sold	11,556	27,190	$ 147,708	$ 339,862
Reinvestment of distributions	1,504	3,210	19,268	40,148
Shares redeemed	(7,810)	(43,931)	(99,600)	(547,233)
Net increase (decrease)	5,250	(13,531)	$ 67,376	$ (167,223)
Institutional Class
Shares sold	529	1,068	$ 6,799	$ 13,308
Reinvestment of distributions	32	60	407	747
Shares redeemed	(529)	(1,062)	(6,796)	(13,285)
Net increase (decrease)	32	66	$ 410	$ 770

* Amount represents four hundred five shares.

** Amount represents one hundred twenty six shares.

*** Amount represents four hundred seventy seven shares.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CFL-USAN-1014
1.790942.111

Fidelity®

California Limited Term
Tax-Free Bond Fund

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.35%	$ 1,000.00	$ 1,015.50	$ 1.78
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	45.9	37.9
Special Tax	11.5	17.0
Health Care	11.1	12.7
Electric Utilities	8.0	8.8
Transportation	5.2	3.3
Weighted Average Maturity as of August 31, 2014
		6 months ago
Years	4.1	3.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	3.3	3.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
AAA 1.4%	AAA 0.7%
AA,A 79.9%	AA,A 78.4%
BBB 11.0%	BBB 10.9%
BB and Below 0.1%	BB and Below 0.5%
Not Rated 1.3%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 6.3%	Short-Term Investments and Net Other Assets 7.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.7%
	Principal Amount	Value
California - 92.8%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Sharp HealthCare Proj.):
Series 2011 A:
5% 8/1/17	$ 5,065,000	$ 5,679,992
5% 8/1/18	2,645,000	3,039,634
5% 8/1/22	1,655,000	1,953,943
Series 2012 A:
4% 8/1/21	1,200,000	1,350,816
5% 8/1/19	1,200,000	1,404,216
Series 2012 C3, 2.15% 7/1/19	2,250,000	2,250,158
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/18 (AMBAC Insured)	8,145,000	7,553,103
Series 2013 A:
5% 10/1/19	1,000,000	1,181,140
5% 10/1/20	1,730,000	2,062,575
5% 10/1/21	2,725,000	3,265,749
Alameda County Wtr. District Rev.:
2.5% 6/1/15	895,000	910,716
2.5% 6/1/16	1,070,000	1,110,863
3% 6/1/15	525,000	536,167
3% 6/1/16	525,000	549,602
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	409,979
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	453,187
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	533,425
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
1.5%, tender 4/2/18 (b)	1,000,000	1,012,060
1.875%, tender 4/1/19 (b)	16,250,000	16,604,575
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	5,000,000	5,969,800
Series 2011 N, 5% 5/1/19	5,000,000	5,923,050
California Econ. Recovery:
Series 2004 A, 5% 7/1/15	940,000	940,000
Series 2009 A:
5% 7/1/15	2,620,000	2,620,000
5% 7/1/18	1,905,000	2,215,191
5% 7/1/19	7,300,000	8,683,350
5% 7/1/22	5,000,000	5,433,100
5.25% 7/1/21	4,300,000	5,122,891
Series 2009 B, 5% 7/1/20	3,115,000	3,693,985
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Edl. Facilities Auth. Rev.:
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	$ 500,000	$ 513,930
5% 4/1/16	400,000	429,516
Series U5, 5% 5/1/21	8,000,000	9,773,440
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	462,569
4% 9/1/18	255,000	279,404
5% 9/1/16	300,000	323,976
5% 9/1/17	400,000	444,036
California Gen. Oblig.:
4% 5/1/23	2,440,000	2,805,219
5% 12/1/15	15,000,000	15,904,050
5% 9/1/21	6,080,000	7,401,853
5% 9/1/21	2,000,000	2,434,820
5% 2/1/22	3,850,000	4,685,912
5.25% 9/1/22	12,390,000	15,402,133
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	355,000	367,897
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	50,000	50,479
(Children's Hosp. of Orange County Proj.) Series 2012 A:
3% 11/15/16	1,000,000	1,017,050
4% 11/15/17	1,000,000	1,053,040
5% 11/15/21	1,450,000	1,657,582
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,051,630
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	546,930
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/15	1,440,000	1,505,794
5.5% 8/15/16	1,000,000	1,100,260
Series 2011 B, 4% 8/15/17	1,000,000	1,098,560
Bonds:
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.85%, tender 7/1/17 (b)	3,000,000	3,021,450
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	2,800,000	2,814,000
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Series 2011 A:
5% 3/1/19	$ 5,010,000	$ 5,859,195
5.25% 2/1/15	1,000,000	1,020,220
Series 2011 D:
5% 8/15/19	1,500,000	1,771,395
5% 8/15/20	1,460,000	1,754,292
Series 2011:
5% 8/15/19	2,000,000	2,361,860
5% 8/15/20	2,000,000	2,380,540
Series 2014 A:
5% 10/1/19	1,250,000	1,476,425
5% 10/1/20	1,200,000	1,432,212
5% 10/1/21	500,000	603,255
5% 10/1/22	1,650,000	2,005,047
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5% 2/1/15	1,615,000	1,642,374
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/16	1,530,000	1,627,446
5% 7/1/18	1,645,000	1,839,340
5% 7/1/20	875,000	990,833
Series 2010 A. 5% 7/1/22	1,850,000	2,000,054
California Muni. Fin. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004, 3% 9/1/14	3,000,000	3,000,480
Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.125%, tender 2/1/17 (b)	5,000,000	5,031,500
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.3%, tender 10/1/14 (b)	15,300,000	15,300,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 0.3%, tender 11/3/14 (b)	1,855,000	1,855,000
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	2,985,000	3,182,697
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	8,435,630
(Dept. of Corrections & Rehab. Proj.) Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,700,242
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19	$ 5,105,000	$ 5,670,072
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	260,000	263,169
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	151,769
(Monterey Bay Campus Library Proj.) Series 2009 D, 4% 4/1/15	660,000	674,599
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,203,080
(Univ. Proj.) Series 2012 D:
4% 9/1/21	1,000,000	1,160,310
4% 9/1/22	1,000,000	1,151,820
4% 9/1/23	1,000,000	1,131,250
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,296,894
Series 2010 A, 5% 3/1/15	2,960,000	3,030,833
Series 2011 A, 5% 10/1/21	4,230,000	5,115,974
Series 2012 A, 5% 4/1/20	1,800,000	2,137,842
Series 2012 G, 5% 11/1/21	1,500,000	1,816,515
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	3,200,040
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,589,320
Series 2009 A, 5% 4/1/19	1,000,000	1,171,100
Series 2009 J, 5% 11/1/17	2,700,000	3,056,562
Series 2014 B:
5% 10/1/21	1,000,000	1,209,450
5% 10/1/22	1,225,000	1,487,579
Series 2014 C:
5% 10/1/21	1,355,000	1,638,805
5% 10/1/22	1,000,000	1,214,350
5% 9/1/20	3,500,000	4,183,935
California State Univ. Rev. Series 2009 A:
5% 11/1/15	1,000,000	1,055,870
5% 11/1/16	1,485,000	1,638,089
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 C, 4.25%, tender 11/1/16 (FGIC Insured) (b)	340,000	366,646
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	$ 500,000	$ 545,745
5% 11/1/18	500,000	574,205
(Enloe Health Sys. Proj.) Series 2008 B, 5% 8/15/15	60,000	62,654
(John Muir Health Proj.):
Series 2006 A, 5% 8/15/18	3,250,000	3,515,850
Series 2009 A, 5% 7/1/15	1,900,000	1,974,005
2.1% 10/1/19	2,200,000	2,200,176
2.4% 10/1/20	1,250,000	1,250,000
4% 6/1/15	325,000	333,999
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009:
4% 11/1/14	300,000	301,893
5% 11/1/15	1,000,000	1,055,750
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B:
4% 9/1/14	2,390,000	2,390,502
4% 9/1/16	1,125,000	1,196,449
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,238,194
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	3,990,914
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.474%, tender 12/12/15 (b)	7,000,000	7,005,670
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	1,225,000	1,413,871
5% 9/1/20	1,285,000	1,435,435
5% 9/1/22	500,000	561,150
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,490,087
4% 9/1/20	1,665,000	1,805,093
Cupertino California Union School District 4% 8/1/16	1,825,000	1,953,024
East Bay Reg'l. Park District Series 2008 A, 3% 9/1/16	1,000,000	1,051,320
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	581,840
Eastern Muni. Wtr. Ds Wtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,247,012
Municipal Bonds - continued
	Principal Amount	Value
California - continued
El Dorado County Gen. Oblig.:
5% 9/1/20	$ 545,000	$ 620,052
5% 9/1/22	1,295,000	1,488,745
Fullerton School District:
4% 8/1/16	525,000	561,724
4% 8/1/17	600,000	656,538
5% 8/1/18	500,000	574,805
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/21	5,000,000	5,990,300
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/16	1,030,000	1,094,025
5% 11/1/17	1,080,000	1,172,437
5% 11/1/18	1,135,000	1,248,250
5% 11/1/19	635,000	702,285
5% 11/1/20	670,000	742,032
5% 11/1/21	455,000	504,245
5% 11/1/22	745,000	833,774
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,199,220
4% 9/2/20	1,000,000	1,096,450
5% 9/2/20	800,000	922,728
5% 9/2/22	750,000	874,463
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	593,615
5% 9/1/21	615,000	739,267
5% 9/1/22	615,000	741,567
5% 9/1/23	1,205,000	1,457,026
Series 2013 A:
5% 9/1/21	1,000,000	1,149,770
5% 9/1/22	2,000,000	2,300,760
5% 9/1/23	1,500,000	1,736,175
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
4% 8/1/15	125,000	129,390
4% 8/1/16	100,000	107,015
4% 8/1/17	175,000	192,876
5% 8/1/19	250,000	297,648
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,581,033
Loma Linda Hosp. Rev. Series 2005 A, 5% 12/1/14	1,860,000	1,875,494
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/15	$ 1,000,000	$ 1,034,000
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,646,689
Los Alamitos Unified School District 0% 9/1/16 (Escrowed to Maturity)	2,000,000	1,984,940
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	588,625
5% 3/1/21	500,000	591,225
5% 9/1/21	1,270,000	1,504,696
5% 3/1/22	1,000,000	1,185,590
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/18	3,000,000	3,484,770
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	5,000,000	5,431,800
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series 2005 A, 5% 10/1/14 (FSA Insured)	25,000	25,099
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.):
Series 2014 B2, 3% 11/15/20	1,525,000	1,557,208
Series 2014 B3, 2.5% 11/15/20	4,500,000	4,576,950
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/19	5,000,000	5,944,900
Series 2014 B, 5% 7/1/19	450,000	535,041
Los Angeles Gen. Oblig. Series 2009 A, 4% 9/1/15	2,085,000	2,164,522
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2010 D:
5% 11/1/14	3,295,000	3,320,207
5% 11/1/15	1,880,000	1,980,956
Series 2012 C, 5% 3/1/21	5,055,000	6,048,712
Los Angeles Unified School District:
Series 2002, 5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,620,907
Series 2004 I, 5% 7/1/16	3,180,000	3,451,190
Series 2004 J, 4% 1/1/16	5,800,000	6,089,130
Series 2005 K:
4% 1/1/16	3,860,000	4,052,421
4% 1/1/17	1,760,000	1,909,037
Series 2009 KRY, 5% 7/1/15	5,000,000	5,200,300
Series 2014 B, 5% 7/1/17	20,000,000	22,545,385
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,184,800
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District Ctfs. of Prtn.: - continued
Series 2012 A, 5% 10/1/19	$ 5,000,000	$ 5,878,800
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/22	5,000,000	6,143,150
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,180,450
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/15	100,000	102,793
4% 7/1/17	85,000	91,689
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/15	1,870,000	1,917,666
3% 8/1/16	1,925,000	2,019,287
3% 8/1/17	1,735,000	1,838,840
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,313,340
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	2,000,000	2,070,460
Mount Diablo Unified School District Series 2011, 4% 2/1/17	525,000	566,171
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,191,425
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	668,844
4% 8/1/17	500,000	548,635
North Orange County Cmnty. College District Rev. 5% 8/1/16 (Pre-Refunded to 8/1/15 @ 100)	35,000	36,550
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	1,705,000	1,747,506
4% 8/1/16	1,335,000	1,423,631
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,100,613
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,082,790
5% 7/1/17	2,750,000	3,069,495
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,376,243
Oakland Unified School District Alameda County:
Series 2007, 5% 8/1/17 (FGIC Insured)	625,000	685,331
Series 2013:
5% 8/1/17	2,250,000	2,465,168
5% 8/1/18	1,000,000	1,115,820
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Oakland Unified School District Alameda County: - continued
Series 2013: - continued
5% 8/1/19	$ 1,000,000	$ 1,128,090
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,861,990
Ohlone Cmnty. College District Series 2010:
4% 8/1/15	300,000	310,509
4% 8/1/17	450,000	494,730
4% 8/1/18	200,000	224,084
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,688,126
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A, 4% 8/15/15	50,000	51,807
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
3.5% 10/1/14	150,000	150,339
4% 10/1/15	100,000	103,495
4% 10/1/16	100,000	106,422
4% 10/1/17	420,000	455,927
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
4% 6/1/18	1,345,000	1,489,668
4% 6/1/20	1,560,000	1,756,357
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,813,670
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/15	250,000	258,758
5% 8/1/17	470,000	529,822
5% 8/1/18	505,000	583,916
Pasadena Unified School District Gen. Oblig. Series 2009 A1, 5% 8/1/15	1,000,000	1,044,100
Poway Unified School District Pub. Fing.:
4% 9/15/20	340,000	369,376
4% 9/15/21	325,000	355,371
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	5,385,000	5,378,376
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
4% 9/1/17	925,000	1,014,059
5% 9/1/18	650,000	752,317
5% 9/1/19	1,370,000	1,617,860
5% 9/1/20 (FSA Insured)	1,175,000	1,400,165
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.): - continued
5% 9/1/21 (FSA Insured)	$ 1,000,000	$ 1,202,790
5% 9/1/22 (FSA Insured)	1,400,000	1,691,536
Rancho Santiago Cmnty. College District 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	45,000	47,176
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	4,229,237
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22	2,760,000	3,163,291
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,003,110
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,250,000	1,408,525
Series 1993 B, 5.4% 11/1/20	2,855,000	3,217,071
Sacramento City Fing. Auth. Rev. (Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	40,456
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009, 5% 7/1/16	1,275,000	1,370,357
Sacramento County (Pub. Facilities Proj.) 5% 2/1/16	3,000,000	3,120,480
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,737,036
5% 8/15/20	5,500,000	6,601,705
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800,000	2,883,048
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900,000	2,980,678
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	234,126
5% 8/1/17	150,000	168,768
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A, 5% 8/1/15	5,000,000	5,174,300
Series 2009 B, 5.25% 8/1/19	3,285,000	3,719,244
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,364,211
5% 8/1/22 (FSA Insured)	1,500,000	1,786,515
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,842,475
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,514,590
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Diego County Calif Wtr. Auth. Series 2011 S1, 5% 7/1/16	$ 5,000,000	$ 5,426,200
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,586,350
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	12,038,574
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B, 5% 8/1/16	1,095,000	1,136,533
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,883,589
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A, 3% 8/1/16	800,000	824,776
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 D:
5% 11/1/16	3,355,000	3,694,727
5% 11/1/16 (Escrowed to Maturity)	1,090,000	1,199,382
San Joaquin County Ctfs. of Prtn. 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,432,102
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,323,311
Series 2013 A, 4% 6/1/21	1,000,000	1,131,590
San Mateo Redev. Agcy. Tax Series 2007 A, 5% 8/1/16 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,136,088
San Mateo Unified School District 5% 9/1/15 (Pre-Refunded to 9/1/14 @ 100)	25,000	25,000
San Mateo-Foster City School District:
3% 8/15/15 (a)	405,000	407,325
5% 8/15/20 (a)	2,510,000	2,901,610
5% 8/15/21 (a)	7,105,000	8,299,137
San Pablo Calif Redev. Agcy. Series 2014 A:
4% 6/15/19 (FSA Insured)	380,000	424,965
5% 6/15/20 (FSA Insured)	1,000,000	1,174,310
5% 6/15/21 (FSA Insured)	500,000	592,565
5% 6/15/22 (FSA Insured)	1,000,000	1,189,740
5% 6/15/23 (FSA Insured)	630,000	752,359
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	4,162,964
Santa Clara County Fing. Auth. Lease Rev. Series 2010 N:
5% 5/15/15	1,000,000	1,033,060
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Santa Clara County Fing. Auth. Lease Rev. Series 2010 N: - continued
5% 5/15/16	$ 1,000,000	$ 1,077,550
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	1,000,639
4% 6/1/20	770,000	881,442
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A, 5% 8/1/15	250,000	261,025
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A:
3% 12/1/14	250,000	251,685
5% 12/1/15	300,000	317,460
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/18	1,000,000	1,136,530
5% 8/15/21	750,000	875,130
5% 8/15/22	750,000	866,385
South Placer Wastewtr. Auth. Rev. Series C, 4% 11/1/15	1,135,000	1,184,872
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2013 A, 5% 7/1/21	5,000,000	6,080,450
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,836,371
5% 7/1/21 (FSA Insured)	1,200,000	1,411,824
5% 7/1/22 (FSA Insured)	1,220,000	1,434,561
Sweetwater Union High School District:
4.5% 9/1/17	500,000	553,955
5% 9/1/19	1,000,000	1,174,560
5% 9/1/20	1,000,000	1,184,100
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	20,000	20,005
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,471,238
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,167,100
5.375% 8/1/22	1,750,000	2,059,733
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	1,004,499
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,256,398
Series 2009 O:
5% 5/15/17	950,000	1,064,656
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
Series 2009 O: - continued
5% 5/15/17 (Escrowed to Maturity)	$ 50,000	$ 56,092
Series 2010 S, 5% 5/15/16	1,785,000	1,927,550
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	1,000,000	1,050,470
5% 1/1/17	2,115,000	2,287,013
5% 1/1/18	2,220,000	2,443,687
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	296,023
5% 1/1/21	250,000	299,270
5% 1/1/22	350,000	420,676
Washington Township Health Care District Rev.:
Series 2009 A:
5% 7/1/15	520,000	537,566
5% 7/1/16	200,000	213,374
Series 2010 A, 5% 7/1/17	1,000,000	1,094,400
West Contra Costa Unified School District:
Series 2014 A:
4% 8/1/17	1,200,000	1,314,900
4% 8/1/20	2,715,000	3,080,928
4% 8/1/21	1,355,000	1,538,386
5% 8/1/18	2,630,000	3,038,781
5% 8/1/19	2,325,000	2,742,454
5% 8/1/22	575,000	692,191
5% 8/1/23	1,500,000	1,813,770
5% 8/1/18 (FSA Insured)	1,500,000	1,733,145
5% 8/1/19 (FSA Insured)	1,500,000	1,769,325
Western Riverside County Trust & Wastewtr. Fin. Auth. 4% 9/1/14 (Assured Guaranty Corp. Insured)	500,000	500,075
		698,785,611
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,757,130
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A:
5% 10/1/14	640,000	642,163
5% 10/1/15	600,000	625,002
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,079,570
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A, 6% 10/1/14	$ 645,000	$ 647,503
Series 2009 B, 5% 10/1/16	2,000,000	2,160,420
		5,154,658
TOTAL MUNICIPAL BONDS (Cost $682,039,973)		705,697,399
Municipal Notes - 0.1%

California - 0.1%
California School Cash Reserve Prog. Auth. TRAN Series 2014 P, 2% 9/2/14 (Cost $1,000,037)	1,000,000	1,000,000
TOTAL INVESTMENT PORTFOLIO - 93.8% (Cost $683,040,010)		706,697,399
NET OTHER ASSETS (LIABILITIES) - 6.2%		46,511,145
NET ASSETS - 100%		$ 753,208,544
Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (unaudited):
General Obligations	45.9%
Special Tax	11.5%
Health Care	11.1%
Electric Utilities	8.0%
Others (Individually Less Than 5%)	7.1%
Transportation	5.2%
Water & Sewer	5.0%
Net Other Assets (Liabilities)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $683,040,010)		$ 706,697,399
Cash		44,927,805
Receivable for investments sold		6,139,850
Receivable for fund shares sold		1,590,888
Interest receivable		6,568,173
Receivable from investment adviser for expense reductions		76,863
Other receivables		6,128
Total assets		766,007,106

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 11,549,460
Payable for fund shares redeemed	496,662
Distributions payable	295,511
Accrued management fee	224,742
Other affiliated payables	202,368
Other payables and accrued expenses	29,819
Total liabilities		12,798,562

Net Assets		$ 753,208,544
Net Assets consist of:
Paid in capital		$ 729,961,141
Undistributed net investment income		782,617
Accumulated undistributed net realized gain (loss) on investments		(1,192,603)
Net unrealized appreciation (depreciation) on investments		23,657,389
Net Assets, for 69,958,352 shares outstanding		$ 753,208,544
Net Asset Value, offering price and redemption price per share ($753,208,544 ÷ 69,958,352 shares)		$ 10.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Interest		$ 9,091,232

Expenses
Management fee	$ 1,313,141
Transfer agent fees	319,239
Accounting fees and expenses	82,444
Custodian fees and expenses	7,313
Independent trustees' compensation	1,584
Registration fees	9,404
Audit	27,935
Legal	684
Miscellaneous	3,649
Total expenses before reductions	1,765,393
Expense reductions	(493,468)	1,271,925
Net investment income (loss)		7,819,307
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,192,603)
Change in net unrealized appreciation (depreciation) on investment securities		4,407,449
Net gain (loss)		3,214,846
Net increase (decrease) in net assets resulting from operations		$ 11,034,153

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,819,307	$ 15,176,419
Net realized gain (loss)	(1,192,603)	1,676,148
Change in net unrealized appreciation (depreciation)	4,407,449	(8,999,166)
Net increase (decrease) in net assets resulting from operations	11,034,153	7,853,401
Distributions to shareholders from net investment income	(7,136,075)	(15,136,693)
Distributions to shareholders from net realized gain	-	(1,390,810)
Total distributions	(7,136,075)	(16,527,503)
Share transactions Proceeds from sales of shares	119,169,319	239,949,727
Reinvestment of distributions	5,396,298	12,822,497
Cost of shares redeemed	(80,292,082)	(332,362,040)
Net increase (decrease) in net assets resulting from share transactions	44,273,535	(79,589,816)
Redemption fees	6,717	11,184
Total increase (decrease) in net assets	48,178,330	(88,252,734)

Net Assets
Beginning of period	705,030,214	793,282,948
End of period (including undistributed net investment income of $782,617 and undistributed net investment income of $99,385, respectively)	$ 753,208,544	$ 705,030,214
Other Information Shares
Sold	11,128,201	22,466,059
Issued in reinvestment of distributions	503,572	1,201,997
Redeemed	(7,500,360)	(31,191,767)
Net increase (decrease)	4,131,413	(7,523,711)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.81	$ 10.85	$ 10.54	$ 10.64	$ 10.35
Income from Investment Operations
Net investment income (loss) D	.115	.219	.232	.247	.249	.263
Net realized and unrealized gain (loss)	.050	(.080)	(.039)	.331	(.092)	.308
Total from investment operations	.165	.139	.193	.578	.157	.571
Distributions from net investment income	(.105)	(.218)	(.227)	(.251)	(.249)	(.266)
Distributions from net realized gain	-	(.021)	(.006)	(.017)	(.008)	(.015)
Total distributions	(.105)	(.239)	(.233)	(.268)	(.257)	(.281)
Redemption fees added to paid in capital D,G	-	-	-	-	-	-
Net asset value, end of period	$ 10.77	$ 10.71	$ 10.81	$ 10.85	$ 10.54	$ 10.64
Total ReturnB, C	1.55%	1.32%	1.79%	5.55%	1.48%	5.58%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.49%	.48%	.48%	.48%	.50%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.34%	.35%	.34%	.35%
Net investment income (loss)	2.13% A	2.05%	2.14%	2.31%	2.34%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 753,209	$ 705,030	$ 793,283	$ 786,685	$ 627,689	$ 625,453
Portfolio turnover rate	32% A	22%	17%	12%	22%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Fidelity® California Limited Term Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and Net Asset Value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,741,084
Gross unrealized depreciation	(83,695)
Net unrealized appreciation (depreciation) on securities	$ 23,657,389

Tax cost	$ 683,040,010

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $169,045,503 and $111,419,980, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of ..09% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Semiannual Report

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $607 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $482,152.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $4,245 and $7,071, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CSI-USAN-1014
1.817079.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B, and
Class C are classes of Fidelity®
California Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.79%
Actual		$ 1,000.00	$ 1,046.70	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class T	.71%
Actual		$ 1,000.00	$ 1,046.20	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62
Class B	1.36%
Actual		$ 1,000.00	$ 1,043.80	$ 7.01
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.92
Class C	1.53%
Actual		$ 1,000.00	$ 1,042.90	$ 7.88
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,047.70	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,047.90	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	48.3	49.0
Health Care	12.6	13.9
Special Tax	9.8	8.9
Transportation	8.2	8.3
Escrowed/Pre-Refunded	4.8	3.8
Weighted Average Maturity as of August 31, 2014
		6 months ago
Years	6.4	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	6.8	7.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
AAA 1.8%	AAA 2.0%
AA,A 82.4%	AA,A 76.8%
BBB 7.6%	BBB 15.2%
BB and Below 2.4%	BB and Below 1.3%
Not Rated 2.5%	Not Rated 2.2%
Short-Term Investments and Net Other Assets 3.3%	Short-Term Investments and Net Other Assets 2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount (000s)	Value (000s)
California - 96.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16 (Pre-Refunded to 8/1/15 @ 102)	$ 380	$ 403
5% 8/1/18 (Pre-Refunded to 8/1/15 @ 102)	330	351
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 102)	555	590
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,503
Series 2012 A:
5% 8/1/24	1,050	1,225
5% 8/1/25	1,245	1,442
5% 8/1/27	300	343
5% 8/1/28	400	455
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,421
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,811
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
0% 10/1/19	8,550	7,671
5.3% 10/1/23 (AMBAC Insured)	935	1,003
5.4% 10/1/24 (AMBAC Insured)	4,585	4,917
5.45% 10/1/25 (AMBAC Insured)	5,160	5,538
Series 2013 A:
5% 10/1/24	7,750	9,245
5% 10/1/25	5,245	6,215
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,951
5% 12/1/20 (AMBAC Insured)	2,810	3,082
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,216
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	1,963
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,188
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,159
0% 9/1/22 (FSA Insured)	5,150	4,040
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,414
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,167
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,724
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,651
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (c)	1,000	1,012
1.875%, tender 4/1/19 (c)	6,250	6,386
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,500	6,673
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,813
5% 6/1/25	4,355	5,097
5% 6/1/27	2,755	3,189
5% 6/1/28	3,045	3,501
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,302
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,419
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,271
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,014
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	934
0% 8/1/18 (AMBAC Insured)	2,000	1,808
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,920
Series AI, 5% 12/1/25	2,700	3,213
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,052
5% 7/1/22	3,800	4,129
5.25% 7/1/21	20,610	24,554
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,125
6% 3/1/38	1,000	1,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,240
Series 2010 A, 5% 10/1/25	5,860	6,495
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,150
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,003
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,495
Series 2009, 5% 1/1/39	2,700	2,947
5% 2/1/16	1,270	1,323
5% 2/1/16 (Escrowed to Maturity)	330	353
5% 2/1/17	790	844
5% 2/1/17 (Escrowed to Maturity)	210	233
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	934
4% 9/1/21	1,000	1,073
4% 9/1/22	740	785
4% 9/1/23	1,080	1,137
4% 9/1/24	1,125	1,185
5% 9/1/19	400	460
5% 9/1/39	5,000	5,254
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	121
5.75% 5/1/30	90	90
4.5% 8/1/30	3,250	3,469
5% 3/1/16 (Pre-Refunded to 9/1/14 @ 100)	2,500	2,500
5% 9/1/17	750	802
5% 3/1/19	3,000	3,459
5% 9/1/21	1,000	1,217
5% 2/1/22	9,400	11,441
5% 8/1/22	1,500	1,655
5% 10/1/22	1,355	1,603
5% 11/1/22	1,600	1,816
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,178
5% 12/1/22	3,500	3,985
5% 3/1/26	2,800	2,981
5% 6/1/26	2,600	2,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 6/1/31	$ 2,000	$ 2,064
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/14	140	141
5.25% 10/1/17	105	105
5.25% 9/1/23	7,200	8,772
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,045
5.25% 3/1/38	11,375	12,479
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	9,005
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,958
5.5% 11/1/39	1,810	2,093
6% 4/1/18	1,570	1,860
6% 3/1/33	20,050	24,773
6% 4/1/38	1,190	1,418
6.5% 4/1/33	11,650	14,344
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	1,060	1,099
Series 2008 L, 5.125% 7/1/22	1,585	1,643
Series 2009 E, 5.625% 7/1/25	11,000	12,398
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	1,485	1,499
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,886
5% 11/15/23	2,000	2,292
5% 11/15/24	4,500	5,018
5% 11/15/34	3,150	3,303
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,264
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,283
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	111
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	6,048
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	$ 4,600	$ 5,370
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,706
Series 2008 A3, 5.5% 11/15/40	3,090	3,589
Series 2011 A, 5% 3/1/20	3,250	3,855
Series 2011 D:
5% 8/15/22	900	1,081
5% 8/15/23	700	836
5% 8/15/24	1,250	1,486
5% 8/15/25	2,000	2,355
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,037
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,180
5% 12/1/32	1,000	1,078
5% 12/1/42	3,000	3,157
Series 2005, 5% 10/1/33 (Pre-Refunded to 10/1/14 @ 100)	7,235	7,262
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,288
5.25% 2/1/37	2,500	2,553
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	341
5% 7/1/20	500	566
5.125% 7/1/23	1,150	1,245
5.75% 7/1/40	5,155	5,512
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,164
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (d)	1,920	1,928
Bonds (Waste Mgmt., Inc. Proj.):
Series 2002 C, 3.25%, tender 6/3/24 (c)(d)	7,500	7,569
Series 2003 A, 0.7%, tender 5/1/15 (c)(d)	9,000	9,006
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5.25% 6/1/24	5,400	5,577
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Butterfield State Office Complex Proj.) Series 2005 A: - continued
5.25% 6/1/25	$ 5,000	$ 5,163
5.25% 6/1/30	4,000	4,087
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	1,825	1,983
5% 11/1/21	2,020	2,192
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,819
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,017
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	8,104
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,592
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,194
Series 2011 C:
5% 10/1/27	9,530	10,986
5.25% 10/1/24	4,170	5,060
5.25% 10/1/25	2,875	3,467
5.75% 10/1/31	4,000	4,769
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	440	445
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220	223
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	1,945	1,969
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	1,160	1,167
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,991
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,938
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,172
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,677
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	$ 5,900	$ 6,904
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,924
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,508
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,875
(Univ. of California Research Proj.) Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,648
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	3,201
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	2,040
5% 9/1/24	1,865	2,238
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,181
5% 4/1/25	5,300	6,209
Series 2012 G, 5% 11/1/25	2,500	2,946
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,584
5% 12/1/23	2,800	3,318
Series 2009 G1, 5.75% 10/1/30	1,800	2,098
Series 2009 I:
5.5% 11/1/23	1,535	1,826
6.125% 11/1/29	1,200	1,443
6.25% 11/1/21	2,000	2,455
6.375% 11/1/34	3,000	3,595
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,366
5.75% 11/1/28	6,525	7,726
6% 11/1/40	7,240	8,557
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,100	5,366
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,395
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	1,991
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	136
5% 8/15/19	50	57
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Enloe Health Sys. Proj.) Series 2008 B: - continued
5.75% 8/15/38	$ 3,000	$ 3,359
6.25% 8/15/33	2,500	2,874
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,394
Series 2007 A:
4.75% 4/1/33	2,000	2,056
5% 4/1/31	4,900	5,181
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	10,274
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,963
Series 2005 A:
5% 7/1/39	3,515	3,320
5.25% 7/1/24	6,300	6,079
5.25% 7/1/30	13,320	12,774
Series 2005 H, 5.25% 7/1/25	5,065	4,879
5.375% 6/1/26	2,520	2,899
6% 6/1/33	3,020	3,535
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	998
0% 5/1/16	1,365	1,352
0% 5/1/17	1,155	1,125
0% 5/1/18	1,335	1,274
0% 5/1/19	1,000	928
0% 5/1/34 (a)	5,300	4,786
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,690
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,121
5% 11/1/25 (AMBAC Insured)	3,820	4,269
5% 11/1/33 (AMBAC Insured)	5,000	5,505
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,752
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,316
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Pre-Refunded to 2/1/15 @ 100)	1,200	1,225
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	$ 1,500	$ 1,797
5% 3/1/24	2,000	2,360
5% 3/1/25	2,000	2,353
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	720
5% 9/1/28	1,250	1,371
5% 9/1/32	1,125	1,222
5% 9/1/35	585	623
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,645
5% 8/1/25 (FSA Insured)	1,435	1,596
5% 8/1/26 (FSA Insured)	2,000	2,219
5% 8/1/27 (FSA Insured)	1,785	1,974
5% 8/1/31 (FSA Insured)	5,000	5,454
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,856
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,724
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,007
Cupertino California Union School District 5% 8/1/19	1,120	1,332
Davis Spl. Tax Rev. Series 2007:
5% 9/1/14 (AMBAC Insured)	690	690
5% 9/1/15 (AMBAC Insured)	725	743
5% 9/1/18 (AMBAC Insured)	835	887
5% 9/1/20 (AMBAC Insured)	925	979
5% 9/1/22 (AMBAC Insured)	1,020	1,077
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,336
5% 6/1/28	2,000	2,309
5% 6/1/29	1,650	1,887
5% 6/1/30	2,500	2,839
5% 6/1/31	1,750	1,978
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,273
6% 3/1/20 (FSA Insured)	1,000	1,140
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,542
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,457
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,025	$ 4,805
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,057
0% 10/1/25 (AMBAC Insured)	1,665	1,000
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	851
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,567
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,509
0% 11/1/16 (Escrowed to Maturity)	3,500	3,475
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,557
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,092
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,424
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,971
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,749
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,759
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	10,852
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,067
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	12,125	12,331
5% 6/1/45	2,775	2,822
Series 2007 A1, 5% 6/1/15	1,000	1,032
Series 2013 A, 5% 6/1/30	6,000	6,649
5% 6/1/45 (FSA Insured)	235	239
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,421
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	$ 1,750	$ 1,912
5% 9/2/23	1,000	1,152
5% 9/2/24	825	936
5% 9/2/25	500	556
5% 9/2/26	800	903
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,457
5% 9/1/25	1,700	2,039
5% 9/1/26	1,860	2,204
5% 9/1/27	1,725	2,019
5% 9/1/28	1,000	1,161
5% 9/1/29	1,250	1,442
Series 2013 A:
5% 9/1/24	3,830	4,400
5% 9/1/25	4,085	4,659
5% 9/1/26	4,105	4,648
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,998
5% 8/15/28	1,960	2,207
5% 8/15/29	4,225	4,732
5% 8/15/30	4,555	5,072
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	491
5% 8/1/22	450	542
5% 8/1/23	485	582
5% 8/1/24	1,000	1,193
5% 8/1/26	1,370	1,608
5% 8/1/28	760	879
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	3,290
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,905
Series 2005 A, 5% 12/1/14	4,500	4,537
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,152
5% 8/1/25	1,000	1,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Bond Fin. Auth. Lease Series 2012 A: - continued
5% 8/1/26	$ 1,000	$ 1,136
5% 8/1/27	1,000	1,128
5% 8/1/28	1,000	1,123
5% 8/1/29	1,000	1,115
5% 8/1/30	1,000	1,106
5% 8/1/31	1,000	1,098
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,405
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	368
0% 6/1/28 (FSA Insured)	2,995	1,731
0% 6/1/31 (Escrowed to Maturity)	1,465	906
0% 6/1/31 (FSA Insured)	8,285	4,098
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,202
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,561
Series A, 5.75% 8/1/33	2,800	3,243
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,025	12,094
Series 2009 A, 5.5% 8/1/29	1,000	1,180
Series 2010 C, 5.25% 8/1/39	1,300	1,497
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,916
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,373
5% 3/1/23	1,600	1,900
(Disney Parking Proj.):
0% 3/1/18	3,000	2,844
0% 3/1/19	3,200	2,922
0% 3/1/20	1,000	866
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,594
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,462
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,045
5.375% 9/1/17 (FSA Insured)	1,095	1,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B: - continued
5.375% 9/1/18 (FSA Insured)	$ 1,155	$ 1,155
5.375% 9/1/19 (FSA Insured)	1,210	1,210
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,075
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,285
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,513
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (Pre-Refunded to 7/1/15 @ 100)	2,800	2,913
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	6,785	7,780
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,117
Series 2012 C, 5% 3/1/26	3,000	3,441
Los Angeles Unified School District:
Series 2007 A1, 4.5% 1/1/28	6,900	7,502
Series 2011 A1, 5% 7/1/21	7,110	8,662
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,728
Series 2012 B, 5% 6/1/28	4,800	5,607
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,190	1,402
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,791
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	531
5% 7/1/39	4,095	4,293
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,675
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	874
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,623
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Elementary School District, Stanislaus County Series A: - continued
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,800	$ 1,914
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,646
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,679
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,098
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,472
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,096
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	1,013
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	4,021
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	878
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,814
5% 9/1/25	1,000	1,075
5% 9/1/26	1,155	1,232
Murrieta Valley Unified School District Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,218
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,445
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,832
12% 8/1/17 (FSA Insured)	1,000	1,319
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,800
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,075
5% 9/1/17 (AMBAC Insured)	2,735	3,013
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,982
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,531
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,440
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig.: - continued
Series 2012, 5% 1/15/25	$ 3,460	$ 3,940
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,134
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23	2,810	3,326
6.5% 8/1/24	1,220	1,437
Series 2013:
6.25% 8/1/30	1,500	1,793
6.625% 8/1/38	5,000	6,026
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,435
5% 2/1/23	5,000	5,786
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,497
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,741
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,747
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	838
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	10,992
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,129
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,430
Series 2011 O, 5% 5/1/22 (d)	4,500	5,252
Series 2012 P:
5% 5/1/22 (d)	2,500	2,973
5% 5/1/24 (d)	2,820	3,277
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	6,221
Series 2011, 0% 8/1/46	10,150	2,400
Series B:
0% 8/1/33	4,840	2,239
0% 8/1/35	9,000	3,690
0% 8/1/37	6,325	2,334
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District: - continued
Series B: - continued
0% 8/1/38	$ 20,710	$ 7,265
0% 8/1/40	5,000	1,571
0% 8/1/41	5,000	1,498
Poway Unified School District Pub. Fing. 5% 9/15/26	940	1,043
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	6,685	6,677
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,100
5% 9/1/26 (FSA Insured)	1,350	1,610
5% 9/1/27 (FSA Insured)	1,700	2,011
5% 9/1/28 (FSA Insured)	1,700	1,993
5% 9/1/29 (FSA Insured)	1,850	2,150
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,820	3,941
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,137
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,023
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,128
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,849
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,822
5.75% 6/1/48	5,000	5,605
Series 2013 B:
0% 6/1/41	5,000	1,160
0% 6/1/42	6,000	1,314
0% 6/1/43	6,500	1,344
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	2,012
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,696
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,731
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,566
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,132
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,097
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Roseville City School District Series 2002 A: - continued
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,940	$ 1,094
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,254
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,609
Series A, 0% 12/1/26 (FGIC Insured)	6,000	3,629
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	3,291
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,883
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	2,981
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,235
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,175
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,269
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,318
5% 8/1/24 (FSA Insured)	1,250	1,486
5% 8/1/25 (FSA Insured)	2,000	2,359
5% 8/1/27 (FSA Insured)	2,000	2,324
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,983
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,288
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,896
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,107
5% 11/15/17 (AMBAC Insured)	2,000	2,106
5% 11/15/18 (AMBAC Insured)	2,000	2,099
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (d)	1,400	1,519
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,673
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,115
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,210
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District: - continued
Series 2008 C:
0% 7/1/37	$ 1,300	$ 482
0% 7/1/40	15,985	5,117
0% 7/1/42	16,185	4,717
0% 7/1/46	13,500	3,215
0% 7/1/47	4,000	905
Series 2008 E, 0% 7/1/47 (a)	8,700	4,014
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,005
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,519
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,971
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,117
6.625% 8/1/39	1,000	1,129
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	951
5% 8/1/19	1,115	1,285
5% 8/1/21	800	917
5% 8/1/23	1,000	1,145
5% 8/1/24	750	853
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,357
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,119
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	4,018
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,916
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	6,367
5.5% 1/15/28	1,060	1,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 4,982
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	3,093
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,138
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,183
5% 6/1/26	3,000	3,554
5% 6/1/33	9,035	10,311
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,303
5% 3/1/24 (AMBAC Insured) (d)	9,690	10,291
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,252
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,291
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,985
San Marcos Unified School District Series 2010 A, 5% 8/1/38	5,000	5,511
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,870
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,079
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,569
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,079
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,035
San Mateo-Foster City School District:
5% 8/15/22 (b)	7,755	9,126
5% 8/1/23 (b)	8,100	9,579
San Pablo Calif Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	982
5% 6/15/26 (FSA Insured)	860	1,014
5% 6/15/27 (FSA Insured)	1,770	2,066
5% 6/15/28 (FSA Insured)	1,865	2,164
5% 6/15/29 (FSA Insured)	1,780	2,050
5% 6/15/30 (FSA Insured)	1,150	1,319
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Pablo Calif Redev. Agcy. Series 2014 A: - continued
5% 6/15/31 (FSA Insured)	$ 1,000	$ 1,142
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,406
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,089
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,620
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,566
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,545
0% 9/1/22 (AMBAC Insured)	2,900	2,352
0% 9/1/25 (AMBAC Insured)	6,800	4,818
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	623
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,901
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,789
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,137
5% 8/15/26	1,975	2,207
5% 8/15/27	700	778
5% 8/15/28	1,000	1,101
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,495
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,474
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	355
5% 8/1/25 (FSA Insured)	750	878
5% 8/1/27 (FSA Insured)	265	304
5% 8/1/28 (FSA Insured)	510	581
5% 8/1/38 (FSA Insured)	2,500	2,726
5% 8/1/42 (FSA Insured)	4,650	5,047
5% 7/1/23 (FSA Insured)	1,270	1,477
5% 7/1/24 (FSA Insured)	1,350	1,552
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Stockton Unified School District Gen. Oblig.: - continued
5% 7/1/25 (FSA Insured)	$ 1,060	$ 1,208
5% 7/1/26 (FSA Insured)	1,110	1,253
5% 7/1/27 (FSA Insured)	1,065	1,191
5% 1/1/29 (FSA Insured)	600	665
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,603
5% 9/1/21	4,705	5,622
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	6,030
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,356
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,786
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,721
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34 (Pre-Refunded to 10/15/14 @ 100)	5,400	5,432
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,144
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	955
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,517
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,473
4% 5/15/20	615	700
5% 5/15/19	2,830	3,324
Series 2013 J, 5% 5/15/48	7,300	8,051
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,607
Series 2009 O, 5.75% 5/15/34	9,900	11,629
Val Verde Unified School District Ctfs. of Prtn. 5% 1/1/35 (FGIC Insured)	2,090	2,096
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,925
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,213
5% 11/1/25	1,000	1,203
5% 11/1/26	1,000	1,192
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,120	$ 2,270
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,510
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,342
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	617
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,470
5.5% 8/1/38	1,500	1,755
5.5% 8/1/40	5,000	5,791
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,274
6.25% 7/1/39	7,015	7,688
Series 2010 A, 5.5% 7/1/38	3,100	3,277
Series A:
5% 7/1/23	1,460	1,539
5% 7/1/25	1,665	1,741
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,691
Series 2012, 5% 8/1/32	8,265	9,346
Series 2014 A:
5% 8/1/23	365	441
5% 8/1/24	2,195	2,650
5% 8/1/25	2,555	3,058
5% 8/1/26	2,550	3,025
5% 8/1/27	1,150	1,353
5% 8/1/28	1,000	1,164
5% 8/1/29	1,675	1,934
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,889
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,384
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,631
		1,774,559
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	$ 355	$ 356
5.875% 10/1/18	1,565	1,709
		2,065
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,620
Series 2009 B, 5% 10/1/25	1,500	1,642
Series A, 5.25% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,255	1,260
		4,522
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $1,632,179)	1,781,146
NET OTHER ASSETS (LIABILITIES) - 3.3%	60,296
NET ASSETS - 100%	$ 1,841,442
Security Type Abbreviations
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	48.3%
Health Care	12.6%
Special Tax	9.8%
Transportation	8.2%
Others* (Individually Less Than 5%)	21.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,632,179)		$ 1,781,146
Cash		63,481
Receivable for fund shares sold		599
Interest receivable		18,466
Other receivables		6
Total assets		1,863,698

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 18,565
Payable for fund shares redeemed	617
Distributions payable	2,051
Accrued management fee	549
Distribution and service plan fees payable	27
Other affiliated payables	415
Other payables and accrued expenses	32
Total liabilities		22,256

Net Assets		$ 1,841,442
Net Assets consist of:
Paid in capital		$ 1,712,722
Undistributed net investment income		1,359
Accumulated undistributed net realized gain (loss) on investments		(21,606)
Net unrealized appreciation (depreciation) on investments		148,967
Net Assets		$ 1,841,442

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,726 ÷ 2,671.55 shares)	$ 13.00

Maximum offering price per share (100/96.00 of $13.00)	$ 13.54
Class T: Net Asset Value and redemption price per share ($6,184 ÷ 474.54 shares)	$ 13.03

Maximum offering price per share (100/96.00 of $13.03)	$ 13.57
Class B: Net Asset Value and offering price per share ($680 ÷ 52.36 shares)A	$ 12.99

Class C: Net Asset Value and offering price per share ($21,519 ÷ 1,658.35 shares)A	$ 12.98

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,744,162 ÷ 134,375.41 shares)	$ 12.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,171 ÷ 2,626.97 shares)	$ 13.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended August 31, 2014 (Unaudited)

Investment Income
Interest		$ 36,290

Expenses
Management fee	$ 3,198
Transfer agent fees	657
Distribution and service plan fees	166
Accounting fees and expenses	164
Custodian fees and expenses	13
Independent trustees' compensation	4
Registration fees	72
Audit	26
Legal	2
Miscellaneous	8
Total expenses before reductions	4,310
Expense reductions	(9)	4,301
Net investment income (loss)		31,989
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,287)
Change in net unrealized appreciation (depreciation) on investment securities		52,281
Net gain (loss)		50,994
Net increase (decrease) in net assets resulting from operations		$ 82,983

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,989	$ 66,576
Net realized gain (loss)	(1,287)	3,765
Change in net unrealized appreciation (depreciation)	52,281	(66,533)
Net increase (decrease) in net assets resulting from operations	82,983	3,808
Distributions to shareholders from net investment income	(32,619)	(66,057)
Share transactions - net increase (decrease)	63,994	(184,912)
Redemption fees	3	20
Total increase (decrease) in net assets	114,361	(247,141)

Net Assets
Beginning of period	1,727,081	1,974,222
End of period (including undistributed net investment income of $1,359 and undistributed net investment income of $1,989, respectively)	$ 1,841,442	$ 1,727,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 13.02	$ 12.69	$ 11.64	$ 11.89	$ 11.40
Income from Investment Operations
Net investment income (loss) E	.211	.437	.436	.464	.470	.472
Net realized and unrealized gain (loss)	.375	(.396)	.324	1.049	(.252)	.486
Total from investment operations	.586	.041	.760	1.513	.218	.958
Distributions from net investment income	(.216)	(.431)	(.428)	(.463)	(.467)	(.468)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- H
Total distributions	(.216)	(.431)	(.430)	(.463)	(.468)	(.468)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.00	$ 12.63	$ 13.02	$ 12.69	$ 11.64	$ 11.89
Total ReturnB, C, D	4.67%	.40%	6.08%	13.26%	1.79%	8.57%
Ratios to Average Net Assets F
Expenses before reductions	.79%A	.77%	.77%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.79%A	.77%	.77%	.76%	.75%	.77%
Expenses net of all reductions	.79%A	.77%	.77%	.76%	.74%	.77%
Net investment income (loss)	3.28% A	3.47%	3.38%	3.82%	3.93%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 34	$ 56	$ 53	$ 40	$ 44
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 13.05	$ 12.72	$ 11.67	$ 11.91	$ 11.42
Income from Investment Operations
Net investment income (loss) E	.217	.442	.440	.463	.473	.477
Net realized and unrealized gain (loss)	.364	(.385)	.323	1.049	(.245)	.486
Total from investment operations	.581	.057	.763	1.512	.228	.963
Distributions from net investment income	(.221)	(.437)	(.432)	(.462)	(.467)	(.473)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- H
Total distributions	(.221)	(.437)	(.433) I	(.462)	(.468)	(.473)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.03	$ 12.67	$ 13.05	$ 12.72	$ 11.67	$ 11.91
Total ReturnB, C, D	4.62%	.53%	6.09%	13.21%	1.87%	8.59%
Ratios to Average Net Assets F
Expenses before reductions	.71%A	.71%	.75%	.78%	.75%	.73%
Expenses net of fee waivers, if any	.71%A	.71%	.75%	.78%	.75%	.73%
Expenses net of all reductions	.70%A	.71%	.74%	.78%	.75%	.73%
Net investment income (loss)	3.36% A	3.52%	3.41%	3.81%	3.93%	4.09%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 6	$ 6	$ 5	$ 4	$ 6
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 13.01	$ 12.68	$ 11.63	$ 11.88	$ 11.39
Income from Investment Operations
Net investment income (loss) E	.175	.360	.358	.388	.395	.397
Net realized and unrealized gain (loss)	.374	(.394)	.325	1.051	(.253)	.488
Total from investment operations	.549	(.034)	.683	1.439	.142	.885
Distributions from net investment income	(.179)	(.356)	(.351)	(.389)	(.391)	(.395)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- H
Total distributions	(.179)	(.356)	(.353)	(.389)	(.392)	(.395)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.99	$ 12.62	$ 13.01	$ 12.68	$ 11.63	$ 11.88
Total ReturnB, C, D	4.38%	(.20)%	5.45%	12.58%	1.15%	7.90%
Ratios to Average Net Assets F
Expenses before reductions	1.36%A	1.37%	1.37%	1.38%	1.38%	1.40%
Expenses net of fee waivers, if any	1.36%A	1.37%	1.37%	1.38%	1.38%	1.40%
Expenses net of all reductions	1.36%A	1.37%	1.37%	1.38%	1.38%	1.40%
Net investment income (loss)	2.71% A	2.87%	2.78%	3.21%	3.29%	3.42%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 2	$ 2	$ 3
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 13.00	$ 12.67	$ 11.62	$ 11.87	$ 11.38
Income from Investment Operations
Net investment income (loss) E	.164	.337	.337	.369	.378	.384
Net realized and unrealized gain (loss)	.374	(.393)	.325	1.051	(.252)	.488
Total from investment operations	.538	(.056)	.662	1.420	.126	.872
Distributions from net investment income	(.168)	(.334)	(.330)	(.370)	(.376)	(.382)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- H
Total distributions	(.168)	(.334)	(.332)	(.370)	(.376) I	(.382)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.98	$ 12.61	$ 13.00	$ 12.67	$ 11.62	$ 11.87
Total ReturnB, C, D	4.29%	(.37)%	5.28%	12.42%	1.02%	7.78%
Ratios to Average Net Assets F
Expenses before reductions	1.53%A	1.54%	1.54%	1.53%	1.51%	1.51%
Expenses net of fee waivers, if any	1.53%A	1.54%	1.54%	1.53%	1.51%	1.51%
Expenses net of all reductions	1.53%A	1.54%	1.53%	1.53%	1.51%	1.51%
Net investment income (loss)	2.54% A	2.70%	2.62%	3.05%	3.16%	3.30%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 24	$ 24	$ 23	$ 17	$ 19
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 13.00	$ 12.67	$ 11.63	$ 11.88	$ 11.38
Income from Investment Operations
Net investment income (loss) D	.232	.473	.475	.499	.504	.506
Net realized and unrealized gain (loss)	.365	(.384)	.325	1.040	(.252)	.497
Total from investment operations	.597	.089	.800	1.539	.252	1.003
Distributions from net investment income	(.237)	(.469)	(.468)	(.499)	(.501)	(.503)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- G
Total distributions	(.237)	(.469)	(.470)	(.499)	(.502)	(.503)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.98	$ 12.62	$ 13.00	$ 12.67	$ 11.63	$ 11.88
Total ReturnB, C	4.77%	.78%	6.41%	13.52%	2.08%	9.00%
Ratios to Average Net Assets E
Expenses before reductions	.46%A	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.46%A	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.46%A	.46%	.46%	.46%	.46%	.47%
Net investment income (loss)	3.61% A	3.77%	3.69%	4.12%	4.21%	4.34%
Supplemental Data
Net assets, end of period (in millions)	$ 1,744	$ 1,629	$ 1,855	$ 1,741	$ 1,456	$ 1,560
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 13.03	$ 12.70	$ 11.65	$ 11.90	$ 11.40
Income from Investment Operations
Net investment income (loss) D	.227	.463	.465	.492	.500	.503
Net realized and unrealized gain (loss)	.374	(.394)	.324	1.049	(.255)	.496
Total from investment operations	.601	.069	.789	1.541	.245	.999
Distributions from net investment income	(.231)	(.459)	(.458)	(.491)	(.495)	(.499)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- G
Total distributions	(.231)	(.459)	(.459) I	(.491)	(.495) H	(.499)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.01	$ 12.64	$ 13.03	$ 12.70	$ 11.65	$ 11.90
Total ReturnB, C	4.79%	.62%	6.31%	13.51%	2.02%	8.94%
Ratios to Average Net Assets E
Expenses before reductions	.55%A	.54%	.54%	.53%	.51%	.51%
Expenses net of fee waivers, if any	.55%A	.54%	.54%	.53%	.51%	.51%
Expenses net of all reductions	.55%A	.54%	.54%	.53%	.51%	.51%
Net investment income (loss)	3.52% A	3.69%	3.61%	4.05%	4.16%	4.31%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 33	$ 33	$ 33	$ 21	$ 62
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

H Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

I Total distributions of $.459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 152,531
Gross unrealized depreciation	(2,484)
Net unrealized appreciation (depreciation) on securities	$ 150,047

Tax cost	$ 1,631,099

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (16,280)
2018	(1,880)
Total capital loss carryforward	$ (18,160)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $90,792 and $45,416, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 44	$ 1
Class T	-%	.25%	8	-
Class B	.65%	.25%	3	2
Class C	.75%	.25%	111	11
			$ 166	$ 14

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	-
Class B*	1
Class C*	2
$ 5

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 26.15
Class T	2.07
Class B	-**	.08
Class C	16.14
California Municipal Income	586.07
Institutional Class	27.16
	$ 657

* Annualized

** Amount represents two hundred seventy seven dollars.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
Class A	$ 593	$ 1,423
Class T	106	193
Class B	10	29
Class C	294	663
California Municipal Income	31,019	62,626
Institutional Class	597	1,123
Total	$ 32,619	$ 66,057

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Class A
Shares sold	385	791	$ 4,928	$ 9,903
Reinvestment of distributions	36	69	456	862
Shares redeemed	(467)	(2,425)	(5,994)	(30,125)
Net increase (decrease)	(46)	(1,565)	$ (610)	$ (19,360)
Class T
Shares sold	25	99	$ 310	$ 1,236
Reinvestment of distributions	6	11	78	137
Shares redeemed	(35)	(65)	(450)	(809)
Net increase (decrease)	(4)	45	$ (62)	$ 564
Class B
Shares sold	-**	-*	$ 1	$ 5
Reinvestment of distributions	-***	1	6	15
Shares redeemed	(13)	(29)	(168)	(363)
Net increase (decrease)	(13)	(28)	$ (161)	$ (343)
Class C
Shares sold	108	528	$ 1,386	$ 6,733
Reinvestment of distributions	16	36	206	451
Shares redeemed	(357)	(522)	(4,551)	(6,504)
Net increase (decrease)	(233)	42	$ (2,959)	$ 680

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
California Municipal Income
Shares sold	11,556	27,190	$ 147,708	$ 339,862
Reinvestment of distributions	1,504	3,210	19,268	40,148
Shares redeemed	(7,810)	(43,931)	(99,600)	(547,233)
Net increase (decrease)	5,250	(13,531)	$ 67,376	$ (167,223)
Institutional Class
Shares sold	529	1,068	$ 6,799	$ 13,308
Reinvestment of distributions	32	60	407	747
Shares redeemed	(529)	(1,062)	(6,796)	(13,285)
Net increase (decrease)	32	66	$ 410	$ 770

* Amount represents four hundred five shares.

** Amount represents one hundred twenty six shares.

*** Amount represents four hundred seventy seven shares.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCM-USAN-1014
1.790936.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

California Municipal Income

Fund - Institutional Class

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® California Municipal
Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.79%
Actual		$ 1,000.00	$ 1,046.70	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class T	.71%
Actual		$ 1,000.00	$ 1,046.20	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62
Class B	1.36%
Actual		$ 1,000.00	$ 1,043.80	$ 7.01
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.92
Class C	1.53%
Actual		$ 1,000.00	$ 1,042.90	$ 7.88
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,047.70	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,047.90	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	48.3	49.0
Health Care	12.6	13.9
Special Tax	9.8	8.9
Transportation	8.2	8.3
Escrowed/Pre-Refunded	4.8	3.8
Weighted Average Maturity as of August 31, 2014
		6 months ago
Years	6.4	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	6.8	7.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
AAA 1.8%	AAA 2.0%
AA,A 82.4%	AA,A 76.8%
BBB 7.6%	BBB 15.2%
BB and Below 2.4%	BB and Below 1.3%
Not Rated 2.5%	Not Rated 2.2%
Short-Term Investments and Net Other Assets 3.3%	Short-Term Investments and Net Other Assets 2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount (000s)	Value (000s)
California - 96.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16 (Pre-Refunded to 8/1/15 @ 102)	$ 380	$ 403
5% 8/1/18 (Pre-Refunded to 8/1/15 @ 102)	330	351
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 102)	555	590
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,503
Series 2012 A:
5% 8/1/24	1,050	1,225
5% 8/1/25	1,245	1,442
5% 8/1/27	300	343
5% 8/1/28	400	455
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,421
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,811
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
0% 10/1/19	8,550	7,671
5.3% 10/1/23 (AMBAC Insured)	935	1,003
5.4% 10/1/24 (AMBAC Insured)	4,585	4,917
5.45% 10/1/25 (AMBAC Insured)	5,160	5,538
Series 2013 A:
5% 10/1/24	7,750	9,245
5% 10/1/25	5,245	6,215
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,951
5% 12/1/20 (AMBAC Insured)	2,810	3,082
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,216
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	1,963
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,188
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,159
0% 9/1/22 (FSA Insured)	5,150	4,040
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,414
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,167
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,724
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,651
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (c)	1,000	1,012
1.875%, tender 4/1/19 (c)	6,250	6,386
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,500	6,673
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,813
5% 6/1/25	4,355	5,097
5% 6/1/27	2,755	3,189
5% 6/1/28	3,045	3,501
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,302
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,419
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,271
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,014
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	934
0% 8/1/18 (AMBAC Insured)	2,000	1,808
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,920
Series AI, 5% 12/1/25	2,700	3,213
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,052
5% 7/1/22	3,800	4,129
5.25% 7/1/21	20,610	24,554
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,125
6% 3/1/38	1,000	1,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,240
Series 2010 A, 5% 10/1/25	5,860	6,495
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,150
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,003
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,495
Series 2009, 5% 1/1/39	2,700	2,947
5% 2/1/16	1,270	1,323
5% 2/1/16 (Escrowed to Maturity)	330	353
5% 2/1/17	790	844
5% 2/1/17 (Escrowed to Maturity)	210	233
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	934
4% 9/1/21	1,000	1,073
4% 9/1/22	740	785
4% 9/1/23	1,080	1,137
4% 9/1/24	1,125	1,185
5% 9/1/19	400	460
5% 9/1/39	5,000	5,254
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	121
5.75% 5/1/30	90	90
4.5% 8/1/30	3,250	3,469
5% 3/1/16 (Pre-Refunded to 9/1/14 @ 100)	2,500	2,500
5% 9/1/17	750	802
5% 3/1/19	3,000	3,459
5% 9/1/21	1,000	1,217
5% 2/1/22	9,400	11,441
5% 8/1/22	1,500	1,655
5% 10/1/22	1,355	1,603
5% 11/1/22	1,600	1,816
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,178
5% 12/1/22	3,500	3,985
5% 3/1/26	2,800	2,981
5% 6/1/26	2,600	2,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 6/1/31	$ 2,000	$ 2,064
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/14	140	141
5.25% 10/1/17	105	105
5.25% 9/1/23	7,200	8,772
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,045
5.25% 3/1/38	11,375	12,479
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	9,005
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,958
5.5% 11/1/39	1,810	2,093
6% 4/1/18	1,570	1,860
6% 3/1/33	20,050	24,773
6% 4/1/38	1,190	1,418
6.5% 4/1/33	11,650	14,344
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	1,060	1,099
Series 2008 L, 5.125% 7/1/22	1,585	1,643
Series 2009 E, 5.625% 7/1/25	11,000	12,398
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	1,485	1,499
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,886
5% 11/15/23	2,000	2,292
5% 11/15/24	4,500	5,018
5% 11/15/34	3,150	3,303
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,264
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,283
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	111
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	6,048
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	$ 4,600	$ 5,370
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,706
Series 2008 A3, 5.5% 11/15/40	3,090	3,589
Series 2011 A, 5% 3/1/20	3,250	3,855
Series 2011 D:
5% 8/15/22	900	1,081
5% 8/15/23	700	836
5% 8/15/24	1,250	1,486
5% 8/15/25	2,000	2,355
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,037
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,180
5% 12/1/32	1,000	1,078
5% 12/1/42	3,000	3,157
Series 2005, 5% 10/1/33 (Pre-Refunded to 10/1/14 @ 100)	7,235	7,262
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,288
5.25% 2/1/37	2,500	2,553
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	341
5% 7/1/20	500	566
5.125% 7/1/23	1,150	1,245
5.75% 7/1/40	5,155	5,512
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,164
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (d)	1,920	1,928
Bonds (Waste Mgmt., Inc. Proj.):
Series 2002 C, 3.25%, tender 6/3/24 (c)(d)	7,500	7,569
Series 2003 A, 0.7%, tender 5/1/15 (c)(d)	9,000	9,006
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5.25% 6/1/24	5,400	5,577
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Butterfield State Office Complex Proj.) Series 2005 A: - continued
5.25% 6/1/25	$ 5,000	$ 5,163
5.25% 6/1/30	4,000	4,087
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	1,825	1,983
5% 11/1/21	2,020	2,192
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,819
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,017
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	8,104
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,592
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,194
Series 2011 C:
5% 10/1/27	9,530	10,986
5.25% 10/1/24	4,170	5,060
5.25% 10/1/25	2,875	3,467
5.75% 10/1/31	4,000	4,769
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	440	445
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220	223
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	1,945	1,969
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	1,160	1,167
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,991
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,938
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,172
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,677
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	$ 5,900	$ 6,904
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,924
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,508
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,875
(Univ. of California Research Proj.) Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,648
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	3,201
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	2,040
5% 9/1/24	1,865	2,238
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,181
5% 4/1/25	5,300	6,209
Series 2012 G, 5% 11/1/25	2,500	2,946
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,584
5% 12/1/23	2,800	3,318
Series 2009 G1, 5.75% 10/1/30	1,800	2,098
Series 2009 I:
5.5% 11/1/23	1,535	1,826
6.125% 11/1/29	1,200	1,443
6.25% 11/1/21	2,000	2,455
6.375% 11/1/34	3,000	3,595
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,366
5.75% 11/1/28	6,525	7,726
6% 11/1/40	7,240	8,557
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,100	5,366
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,395
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	1,991
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	136
5% 8/15/19	50	57
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Enloe Health Sys. Proj.) Series 2008 B: - continued
5.75% 8/15/38	$ 3,000	$ 3,359
6.25% 8/15/33	2,500	2,874
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,394
Series 2007 A:
4.75% 4/1/33	2,000	2,056
5% 4/1/31	4,900	5,181
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	10,274
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,963
Series 2005 A:
5% 7/1/39	3,515	3,320
5.25% 7/1/24	6,300	6,079
5.25% 7/1/30	13,320	12,774
Series 2005 H, 5.25% 7/1/25	5,065	4,879
5.375% 6/1/26	2,520	2,899
6% 6/1/33	3,020	3,535
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	998
0% 5/1/16	1,365	1,352
0% 5/1/17	1,155	1,125
0% 5/1/18	1,335	1,274
0% 5/1/19	1,000	928
0% 5/1/34 (a)	5,300	4,786
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,690
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,121
5% 11/1/25 (AMBAC Insured)	3,820	4,269
5% 11/1/33 (AMBAC Insured)	5,000	5,505
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,752
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,316
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Pre-Refunded to 2/1/15 @ 100)	1,200	1,225
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	$ 1,500	$ 1,797
5% 3/1/24	2,000	2,360
5% 3/1/25	2,000	2,353
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	720
5% 9/1/28	1,250	1,371
5% 9/1/32	1,125	1,222
5% 9/1/35	585	623
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,645
5% 8/1/25 (FSA Insured)	1,435	1,596
5% 8/1/26 (FSA Insured)	2,000	2,219
5% 8/1/27 (FSA Insured)	1,785	1,974
5% 8/1/31 (FSA Insured)	5,000	5,454
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,856
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,724
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,007
Cupertino California Union School District 5% 8/1/19	1,120	1,332
Davis Spl. Tax Rev. Series 2007:
5% 9/1/14 (AMBAC Insured)	690	690
5% 9/1/15 (AMBAC Insured)	725	743
5% 9/1/18 (AMBAC Insured)	835	887
5% 9/1/20 (AMBAC Insured)	925	979
5% 9/1/22 (AMBAC Insured)	1,020	1,077
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,336
5% 6/1/28	2,000	2,309
5% 6/1/29	1,650	1,887
5% 6/1/30	2,500	2,839
5% 6/1/31	1,750	1,978
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,273
6% 3/1/20 (FSA Insured)	1,000	1,140
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,542
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,457
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,025	$ 4,805
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,057
0% 10/1/25 (AMBAC Insured)	1,665	1,000
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	851
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,567
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,509
0% 11/1/16 (Escrowed to Maturity)	3,500	3,475
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,557
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,092
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,424
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,971
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,749
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,759
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	10,852
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,067
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	12,125	12,331
5% 6/1/45	2,775	2,822
Series 2007 A1, 5% 6/1/15	1,000	1,032
Series 2013 A, 5% 6/1/30	6,000	6,649
5% 6/1/45 (FSA Insured)	235	239
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,421
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	$ 1,750	$ 1,912
5% 9/2/23	1,000	1,152
5% 9/2/24	825	936
5% 9/2/25	500	556
5% 9/2/26	800	903
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,457
5% 9/1/25	1,700	2,039
5% 9/1/26	1,860	2,204
5% 9/1/27	1,725	2,019
5% 9/1/28	1,000	1,161
5% 9/1/29	1,250	1,442
Series 2013 A:
5% 9/1/24	3,830	4,400
5% 9/1/25	4,085	4,659
5% 9/1/26	4,105	4,648
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,998
5% 8/15/28	1,960	2,207
5% 8/15/29	4,225	4,732
5% 8/15/30	4,555	5,072
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	491
5% 8/1/22	450	542
5% 8/1/23	485	582
5% 8/1/24	1,000	1,193
5% 8/1/26	1,370	1,608
5% 8/1/28	760	879
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	3,290
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,905
Series 2005 A, 5% 12/1/14	4,500	4,537
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,152
5% 8/1/25	1,000	1,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Bond Fin. Auth. Lease Series 2012 A: - continued
5% 8/1/26	$ 1,000	$ 1,136
5% 8/1/27	1,000	1,128
5% 8/1/28	1,000	1,123
5% 8/1/29	1,000	1,115
5% 8/1/30	1,000	1,106
5% 8/1/31	1,000	1,098
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,405
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	368
0% 6/1/28 (FSA Insured)	2,995	1,731
0% 6/1/31 (Escrowed to Maturity)	1,465	906
0% 6/1/31 (FSA Insured)	8,285	4,098
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,202
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,561
Series A, 5.75% 8/1/33	2,800	3,243
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,025	12,094
Series 2009 A, 5.5% 8/1/29	1,000	1,180
Series 2010 C, 5.25% 8/1/39	1,300	1,497
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,916
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,373
5% 3/1/23	1,600	1,900
(Disney Parking Proj.):
0% 3/1/18	3,000	2,844
0% 3/1/19	3,200	2,922
0% 3/1/20	1,000	866
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,594
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,462
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,045
5.375% 9/1/17 (FSA Insured)	1,095	1,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B: - continued
5.375% 9/1/18 (FSA Insured)	$ 1,155	$ 1,155
5.375% 9/1/19 (FSA Insured)	1,210	1,210
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,075
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,285
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,513
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (Pre-Refunded to 7/1/15 @ 100)	2,800	2,913
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	6,785	7,780
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,117
Series 2012 C, 5% 3/1/26	3,000	3,441
Los Angeles Unified School District:
Series 2007 A1, 4.5% 1/1/28	6,900	7,502
Series 2011 A1, 5% 7/1/21	7,110	8,662
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,728
Series 2012 B, 5% 6/1/28	4,800	5,607
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,190	1,402
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,791
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	531
5% 7/1/39	4,095	4,293
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,675
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	874
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,623
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Elementary School District, Stanislaus County Series A: - continued
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,800	$ 1,914
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,646
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,679
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,098
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,472
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,096
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	1,013
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	4,021
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	878
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,814
5% 9/1/25	1,000	1,075
5% 9/1/26	1,155	1,232
Murrieta Valley Unified School District Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,218
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,445
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,832
12% 8/1/17 (FSA Insured)	1,000	1,319
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,800
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,075
5% 9/1/17 (AMBAC Insured)	2,735	3,013
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,982
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,531
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,440
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig.: - continued
Series 2012, 5% 1/15/25	$ 3,460	$ 3,940
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,134
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23	2,810	3,326
6.5% 8/1/24	1,220	1,437
Series 2013:
6.25% 8/1/30	1,500	1,793
6.625% 8/1/38	5,000	6,026
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,435
5% 2/1/23	5,000	5,786
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,497
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,741
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,747
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	838
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	10,992
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,129
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,430
Series 2011 O, 5% 5/1/22 (d)	4,500	5,252
Series 2012 P:
5% 5/1/22 (d)	2,500	2,973
5% 5/1/24 (d)	2,820	3,277
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	6,221
Series 2011, 0% 8/1/46	10,150	2,400
Series B:
0% 8/1/33	4,840	2,239
0% 8/1/35	9,000	3,690
0% 8/1/37	6,325	2,334
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District: - continued
Series B: - continued
0% 8/1/38	$ 20,710	$ 7,265
0% 8/1/40	5,000	1,571
0% 8/1/41	5,000	1,498
Poway Unified School District Pub. Fing. 5% 9/15/26	940	1,043
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	6,685	6,677
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,100
5% 9/1/26 (FSA Insured)	1,350	1,610
5% 9/1/27 (FSA Insured)	1,700	2,011
5% 9/1/28 (FSA Insured)	1,700	1,993
5% 9/1/29 (FSA Insured)	1,850	2,150
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,820	3,941
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,137
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,023
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,128
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,849
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,822
5.75% 6/1/48	5,000	5,605
Series 2013 B:
0% 6/1/41	5,000	1,160
0% 6/1/42	6,000	1,314
0% 6/1/43	6,500	1,344
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	2,012
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,696
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,731
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,566
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,132
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,097
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Roseville City School District Series 2002 A: - continued
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,940	$ 1,094
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,254
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,609
Series A, 0% 12/1/26 (FGIC Insured)	6,000	3,629
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	3,291
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,883
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	2,981
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,235
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,175
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,269
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,318
5% 8/1/24 (FSA Insured)	1,250	1,486
5% 8/1/25 (FSA Insured)	2,000	2,359
5% 8/1/27 (FSA Insured)	2,000	2,324
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,983
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,288
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,896
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,107
5% 11/15/17 (AMBAC Insured)	2,000	2,106
5% 11/15/18 (AMBAC Insured)	2,000	2,099
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (d)	1,400	1,519
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,673
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,115
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,210
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District: - continued
Series 2008 C:
0% 7/1/37	$ 1,300	$ 482
0% 7/1/40	15,985	5,117
0% 7/1/42	16,185	4,717
0% 7/1/46	13,500	3,215
0% 7/1/47	4,000	905
Series 2008 E, 0% 7/1/47 (a)	8,700	4,014
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,005
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,519
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,971
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,117
6.625% 8/1/39	1,000	1,129
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	951
5% 8/1/19	1,115	1,285
5% 8/1/21	800	917
5% 8/1/23	1,000	1,145
5% 8/1/24	750	853
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,357
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,119
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	4,018
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,916
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	6,367
5.5% 1/15/28	1,060	1,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 4,982
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	3,093
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,138
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,183
5% 6/1/26	3,000	3,554
5% 6/1/33	9,035	10,311
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,303
5% 3/1/24 (AMBAC Insured) (d)	9,690	10,291
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,252
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,291
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,985
San Marcos Unified School District Series 2010 A, 5% 8/1/38	5,000	5,511
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,870
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,079
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,569
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,079
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,035
San Mateo-Foster City School District:
5% 8/15/22 (b)	7,755	9,126
5% 8/1/23 (b)	8,100	9,579
San Pablo Calif Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	982
5% 6/15/26 (FSA Insured)	860	1,014
5% 6/15/27 (FSA Insured)	1,770	2,066
5% 6/15/28 (FSA Insured)	1,865	2,164
5% 6/15/29 (FSA Insured)	1,780	2,050
5% 6/15/30 (FSA Insured)	1,150	1,319
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Pablo Calif Redev. Agcy. Series 2014 A: - continued
5% 6/15/31 (FSA Insured)	$ 1,000	$ 1,142
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,406
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,089
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,620
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,566
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,545
0% 9/1/22 (AMBAC Insured)	2,900	2,352
0% 9/1/25 (AMBAC Insured)	6,800	4,818
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	623
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,901
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,789
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,137
5% 8/15/26	1,975	2,207
5% 8/15/27	700	778
5% 8/15/28	1,000	1,101
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,495
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,474
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	355
5% 8/1/25 (FSA Insured)	750	878
5% 8/1/27 (FSA Insured)	265	304
5% 8/1/28 (FSA Insured)	510	581
5% 8/1/38 (FSA Insured)	2,500	2,726
5% 8/1/42 (FSA Insured)	4,650	5,047
5% 7/1/23 (FSA Insured)	1,270	1,477
5% 7/1/24 (FSA Insured)	1,350	1,552
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Stockton Unified School District Gen. Oblig.: - continued
5% 7/1/25 (FSA Insured)	$ 1,060	$ 1,208
5% 7/1/26 (FSA Insured)	1,110	1,253
5% 7/1/27 (FSA Insured)	1,065	1,191
5% 1/1/29 (FSA Insured)	600	665
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,603
5% 9/1/21	4,705	5,622
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	6,030
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,356
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,786
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,721
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34 (Pre-Refunded to 10/15/14 @ 100)	5,400	5,432
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,144
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	955
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,517
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,473
4% 5/15/20	615	700
5% 5/15/19	2,830	3,324
Series 2013 J, 5% 5/15/48	7,300	8,051
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,607
Series 2009 O, 5.75% 5/15/34	9,900	11,629
Val Verde Unified School District Ctfs. of Prtn. 5% 1/1/35 (FGIC Insured)	2,090	2,096
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,925
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,213
5% 11/1/25	1,000	1,203
5% 11/1/26	1,000	1,192
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,120	$ 2,270
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,510
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,342
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	617
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,470
5.5% 8/1/38	1,500	1,755
5.5% 8/1/40	5,000	5,791
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,274
6.25% 7/1/39	7,015	7,688
Series 2010 A, 5.5% 7/1/38	3,100	3,277
Series A:
5% 7/1/23	1,460	1,539
5% 7/1/25	1,665	1,741
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,691
Series 2012, 5% 8/1/32	8,265	9,346
Series 2014 A:
5% 8/1/23	365	441
5% 8/1/24	2,195	2,650
5% 8/1/25	2,555	3,058
5% 8/1/26	2,550	3,025
5% 8/1/27	1,150	1,353
5% 8/1/28	1,000	1,164
5% 8/1/29	1,675	1,934
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,889
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,384
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,631
		1,774,559
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	$ 355	$ 356
5.875% 10/1/18	1,565	1,709
		2,065
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,620
Series 2009 B, 5% 10/1/25	1,500	1,642
Series A, 5.25% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,255	1,260
		4,522
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $1,632,179)	1,781,146
NET OTHER ASSETS (LIABILITIES) - 3.3%	60,296
NET ASSETS - 100%	$ 1,841,442
Security Type Abbreviations
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	48.3%
Health Care	12.6%
Special Tax	9.8%
Transportation	8.2%
Others* (Individually Less Than 5%)	21.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,632,179)		$ 1,781,146
Cash		63,481
Receivable for fund shares sold		599
Interest receivable		18,466
Other receivables		6
Total assets		1,863,698

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 18,565
Payable for fund shares redeemed	617
Distributions payable	2,051
Accrued management fee	549
Distribution and service plan fees payable	27
Other affiliated payables	415
Other payables and accrued expenses	32
Total liabilities		22,256

Net Assets		$ 1,841,442
Net Assets consist of:
Paid in capital		$ 1,712,722
Undistributed net investment income		1,359
Accumulated undistributed net realized gain (loss) on investments		(21,606)
Net unrealized appreciation (depreciation) on investments		148,967
Net Assets		$ 1,841,442

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,726 ÷ 2,671.55 shares)	$ 13.00

Maximum offering price per share (100/96.00 of $13.00)	$ 13.54
Class T: Net Asset Value and redemption price per share ($6,184 ÷ 474.54 shares)	$ 13.03

Maximum offering price per share (100/96.00 of $13.03)	$ 13.57
Class B: Net Asset Value and offering price per share ($680 ÷ 52.36 shares)A	$ 12.99

Class C: Net Asset Value and offering price per share ($21,519 ÷ 1,658.35 shares)A	$ 12.98

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,744,162 ÷ 134,375.41 shares)	$ 12.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,171 ÷ 2,626.97 shares)	$ 13.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended August 31, 2014 (Unaudited)

Investment Income
Interest		$ 36,290

Expenses
Management fee	$ 3,198
Transfer agent fees	657
Distribution and service plan fees	166
Accounting fees and expenses	164
Custodian fees and expenses	13
Independent trustees' compensation	4
Registration fees	72
Audit	26
Legal	2
Miscellaneous	8
Total expenses before reductions	4,310
Expense reductions	(9)	4,301
Net investment income (loss)		31,989
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,287)
Change in net unrealized appreciation (depreciation) on investment securities		52,281
Net gain (loss)		50,994
Net increase (decrease) in net assets resulting from operations		$ 82,983

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,989	$ 66,576
Net realized gain (loss)	(1,287)	3,765
Change in net unrealized appreciation (depreciation)	52,281	(66,533)
Net increase (decrease) in net assets resulting from operations	82,983	3,808
Distributions to shareholders from net investment income	(32,619)	(66,057)
Share transactions - net increase (decrease)	63,994	(184,912)
Redemption fees	3	20
Total increase (decrease) in net assets	114,361	(247,141)

Net Assets
Beginning of period	1,727,081	1,974,222
End of period (including undistributed net investment income of $1,359 and undistributed net investment income of $1,989, respectively)	$ 1,841,442	$ 1,727,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 13.02	$ 12.69	$ 11.64	$ 11.89	$ 11.40
Income from Investment Operations
Net investment income (loss) E	.211	.437	.436	.464	.470	.472
Net realized and unrealized gain (loss)	.375	(.396)	.324	1.049	(.252)	.486
Total from investment operations	.586	.041	.760	1.513	.218	.958
Distributions from net investment income	(.216)	(.431)	(.428)	(.463)	(.467)	(.468)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- H
Total distributions	(.216)	(.431)	(.430)	(.463)	(.468)	(.468)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.00	$ 12.63	$ 13.02	$ 12.69	$ 11.64	$ 11.89
Total ReturnB, C, D	4.67%	.40%	6.08%	13.26%	1.79%	8.57%
Ratios to Average Net Assets F
Expenses before reductions	.79%A	.77%	.77%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.79%A	.77%	.77%	.76%	.75%	.77%
Expenses net of all reductions	.79%A	.77%	.77%	.76%	.74%	.77%
Net investment income (loss)	3.28% A	3.47%	3.38%	3.82%	3.93%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 34	$ 56	$ 53	$ 40	$ 44
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 13.05	$ 12.72	$ 11.67	$ 11.91	$ 11.42
Income from Investment Operations
Net investment income (loss) E	.217	.442	.440	.463	.473	.477
Net realized and unrealized gain (loss)	.364	(.385)	.323	1.049	(.245)	.486
Total from investment operations	.581	.057	.763	1.512	.228	.963
Distributions from net investment income	(.221)	(.437)	(.432)	(.462)	(.467)	(.473)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- H
Total distributions	(.221)	(.437)	(.433) I	(.462)	(.468)	(.473)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.03	$ 12.67	$ 13.05	$ 12.72	$ 11.67	$ 11.91
Total ReturnB, C, D	4.62%	.53%	6.09%	13.21%	1.87%	8.59%
Ratios to Average Net Assets F
Expenses before reductions	.71%A	.71%	.75%	.78%	.75%	.73%
Expenses net of fee waivers, if any	.71%A	.71%	.75%	.78%	.75%	.73%
Expenses net of all reductions	.70%A	.71%	.74%	.78%	.75%	.73%
Net investment income (loss)	3.36% A	3.52%	3.41%	3.81%	3.93%	4.09%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 6	$ 6	$ 5	$ 4	$ 6
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 13.01	$ 12.68	$ 11.63	$ 11.88	$ 11.39
Income from Investment Operations
Net investment income (loss) E	.175	.360	.358	.388	.395	.397
Net realized and unrealized gain (loss)	.374	(.394)	.325	1.051	(.253)	.488
Total from investment operations	.549	(.034)	.683	1.439	.142	.885
Distributions from net investment income	(.179)	(.356)	(.351)	(.389)	(.391)	(.395)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- H
Total distributions	(.179)	(.356)	(.353)	(.389)	(.392)	(.395)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.99	$ 12.62	$ 13.01	$ 12.68	$ 11.63	$ 11.88
Total ReturnB, C, D	4.38%	(.20)%	5.45%	12.58%	1.15%	7.90%
Ratios to Average Net Assets F
Expenses before reductions	1.36%A	1.37%	1.37%	1.38%	1.38%	1.40%
Expenses net of fee waivers, if any	1.36%A	1.37%	1.37%	1.38%	1.38%	1.40%
Expenses net of all reductions	1.36%A	1.37%	1.37%	1.38%	1.38%	1.40%
Net investment income (loss)	2.71% A	2.87%	2.78%	3.21%	3.29%	3.42%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 2	$ 2	$ 3
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 13.00	$ 12.67	$ 11.62	$ 11.87	$ 11.38
Income from Investment Operations
Net investment income (loss) E	.164	.337	.337	.369	.378	.384
Net realized and unrealized gain (loss)	.374	(.393)	.325	1.051	(.252)	.488
Total from investment operations	.538	(.056)	.662	1.420	.126	.872
Distributions from net investment income	(.168)	(.334)	(.330)	(.370)	(.376)	(.382)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- H
Total distributions	(.168)	(.334)	(.332)	(.370)	(.376) I	(.382)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.98	$ 12.61	$ 13.00	$ 12.67	$ 11.62	$ 11.87
Total ReturnB, C, D	4.29%	(.37)%	5.28%	12.42%	1.02%	7.78%
Ratios to Average Net Assets F
Expenses before reductions	1.53%A	1.54%	1.54%	1.53%	1.51%	1.51%
Expenses net of fee waivers, if any	1.53%A	1.54%	1.54%	1.53%	1.51%	1.51%
Expenses net of all reductions	1.53%A	1.54%	1.53%	1.53%	1.51%	1.51%
Net investment income (loss)	2.54% A	2.70%	2.62%	3.05%	3.16%	3.30%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 24	$ 24	$ 23	$ 17	$ 19
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 13.00	$ 12.67	$ 11.63	$ 11.88	$ 11.38
Income from Investment Operations
Net investment income (loss) D	.232	.473	.475	.499	.504	.506
Net realized and unrealized gain (loss)	.365	(.384)	.325	1.040	(.252)	.497
Total from investment operations	.597	.089	.800	1.539	.252	1.003
Distributions from net investment income	(.237)	(.469)	(.468)	(.499)	(.501)	(.503)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- G
Total distributions	(.237)	(.469)	(.470)	(.499)	(.502)	(.503)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.98	$ 12.62	$ 13.00	$ 12.67	$ 11.63	$ 11.88
Total ReturnB, C	4.77%	.78%	6.41%	13.52%	2.08%	9.00%
Ratios to Average Net Assets E
Expenses before reductions	.46%A	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.46%A	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.46%A	.46%	.46%	.46%	.46%	.47%
Net investment income (loss)	3.61% A	3.77%	3.69%	4.12%	4.21%	4.34%
Supplemental Data
Net assets, end of period (in millions)	$ 1,744	$ 1,629	$ 1,855	$ 1,741	$ 1,456	$ 1,560
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 13.03	$ 12.70	$ 11.65	$ 11.90	$ 11.40
Income from Investment Operations
Net investment income (loss) D	.227	.463	.465	.492	.500	.503
Net realized and unrealized gain (loss)	.374	(.394)	.324	1.049	(.255)	.496
Total from investment operations	.601	.069	.789	1.541	.245	.999
Distributions from net investment income	(.231)	(.459)	(.458)	(.491)	(.495)	(.499)
Distributions from net realized gain	-	-	(.002)	-	(.001)	- G
Total distributions	(.231)	(.459)	(.459) I	(.491)	(.495) H	(.499)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.01	$ 12.64	$ 13.03	$ 12.70	$ 11.65	$ 11.90
Total ReturnB, C	4.79%	.62%	6.31%	13.51%	2.02%	8.94%
Ratios to Average Net Assets E
Expenses before reductions	.55%A	.54%	.54%	.53%	.51%	.51%
Expenses net of fee waivers, if any	.55%A	.54%	.54%	.53%	.51%	.51%
Expenses net of all reductions	.55%A	.54%	.54%	.53%	.51%	.51%
Net investment income (loss)	3.52% A	3.69%	3.61%	4.05%	4.16%	4.31%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 33	$ 33	$ 33	$ 21	$ 62
Portfolio turnover rate	5% A	13%	9%	9%	8%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

H Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

I Total distributions of $.459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 152,531
Gross unrealized depreciation	(2,484)
Net unrealized appreciation (depreciation) on securities	$ 150,047

Tax cost	$ 1,631,099

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (16,280)
2018	(1,880)
Total capital loss carryforward	$ (18,160)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $90,792 and $45,416, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 44	$ 1
Class T	-%	.25%	8	-
Class B	.65%	.25%	3	2
Class C	.75%	.25%	111	11
			$ 166	$ 14

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	-
Class B*	1
Class C*	2
$ 5

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 26.15
Class T	2.07
Class B	-**	.08
Class C	16.14
California Municipal Income	586.07
Institutional Class	27.16
	$ 657

* Annualized

** Amount represents two hundred seventy seven dollars.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
Class A	$ 593	$ 1,423
Class T	106	193
Class B	10	29
Class C	294	663
California Municipal Income	31,019	62,626
Institutional Class	597	1,123
Total	$ 32,619	$ 66,057

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Class A
Shares sold	385	791	$ 4,928	$ 9,903
Reinvestment of distributions	36	69	456	862
Shares redeemed	(467)	(2,425)	(5,994)	(30,125)
Net increase (decrease)	(46)	(1,565)	$ (610)	$ (19,360)
Class T
Shares sold	25	99	$ 310	$ 1,236
Reinvestment of distributions	6	11	78	137
Shares redeemed	(35)	(65)	(450)	(809)
Net increase (decrease)	(4)	45	$ (62)	$ 564
Class B
Shares sold	-**	-*	$ 1	$ 5
Reinvestment of distributions	-***	1	6	15
Shares redeemed	(13)	(29)	(168)	(363)
Net increase (decrease)	(13)	(28)	$ (161)	$ (343)
Class C
Shares sold	108	528	$ 1,386	$ 6,733
Reinvestment of distributions	16	36	206	451
Shares redeemed	(357)	(522)	(4,551)	(6,504)
Net increase (decrease)	(233)	42	$ (2,959)	$ 680

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
California Municipal Income
Shares sold	11,556	27,190	$ 147,708	$ 339,862
Reinvestment of distributions	1,504	3,210	19,268	40,148
Shares redeemed	(7,810)	(43,931)	(99,600)	(547,233)
Net increase (decrease)	5,250	(13,531)	$ 67,376	$ (167,223)
Institutional Class
Shares sold	529	1,068	$ 6,799	$ 13,308
Reinvestment of distributions	32	60	407	747
Shares redeemed	(529)	(1,062)	(6,796)	(13,285)
Net increase (decrease)	32	66	$ 410	$ 770

* Amount represents four hundred five shares.

** Amount represents one hundred twenty six shares.

*** Amount represents four hundred seventy seven shares.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCMI-USAN-1014
1.790937.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 24, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 24, 2014